UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

                      Oppenheimer Limited Term Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                       26.3%
--------------------------------------------------------------------------------
Electric Utilities                                                        12.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 7.2
--------------------------------------------------------------------------------
Multifamily Housing                                                        6.3
--------------------------------------------------------------------------------
Resource Recovery                                                          5.3
--------------------------------------------------------------------------------
Paper, Containers & Packaging                                              4.9
--------------------------------------------------------------------------------
Special Assessment                                                         3.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                       3.9
--------------------------------------------------------------------------------
Pollution Control                                                          3.8
--------------------------------------------------------------------------------
Airlines                                                                   3.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.

TOP TEN STATES
--------------------------------------------------------------------------------
Texas                                                                      9.6
--------------------------------------------------------------------------------
California                                                                 9.0
--------------------------------------------------------------------------------
New Jersey                                                                 7.5
--------------------------------------------------------------------------------
Florida                                                                    6.9
--------------------------------------------------------------------------------
Louisiana                                                                  5.2
--------------------------------------------------------------------------------
Wisconsin                                                                  5.1
--------------------------------------------------------------------------------
Pennsylvania                                                               5.0
--------------------------------------------------------------------------------
Kentucky                                                                   3.9
--------------------------------------------------------------------------------
Ohio                                                                       3.6
--------------------------------------------------------------------------------
South Carolina                                                             3.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004 and are based on net assets.


                   8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  AAA              13.6%

  AA                2.4

  A                12.5

  BBB              66.6

  BB                0.8

  B                 2.9

  CCC               0.8

  Not Rated         0.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments. Securities rated by any other rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation included rated securities and those not rated by a national rating organization (currently 0.4% of total investments) but to which the ratings given above have been assigned by the Fund's investment advisor for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the period ended September 20, 2004, Oppenheimer Limited Term Municipal Fund delivered competitive yields--comparable, in fact, to those available on long-term bonds--but had only moderately more risk than the average short-term tax-exempt bond fund. The relatively limited volatility can be attributed to our emphasis on diversification--by issuer, structure, coupon and maturity--within the framework of a portfolio managed to an average effective maturity of 5 years or less. The Fund's strong levels of current income were due to our focus on securities whose yields, in our estimation, compensate for their true levels of risk.

      A prime example of our approach is tobacco litigation-related master settlement bonds, which comprised 26.3% of assets at September 30, 2004. Master settlement agreement (MSA) bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers. They provide considerably higher income than other similarly rated (BBB) bonds. MSA-backed bonds were volatile in the past year, largely because the tobacco industry was continually involved in litigation, and the related court rulings frequently triggered price fluctuations for the sector. Nonetheless, the tobacco companies continue to meet their obligations without interruption. As investors realized that these bonds are less risky than previously thought, and as the supply of MSA-backed bonds dwindled (no new bonds were issued and some existing bonds were either called or matured), prices rose, making the sector the single largest contributor to the Fund's results for the year.

      Other key sources of performance included airline bonds, especially American Airlines issues, and a bond financing the Pocahontas Parkway, a toll road in Richmond, VA. Rising air traffic helped American Airlines strengthen its financial position. That, combined with the fact that American has consistently met all required debt service, has boosted investors confidence, causing the company's bond prices to rebound sharply during the period. Likewise, increased traffic on the Pocahontas Parkway contributed to price gains for those securities.

      Also during fiscal 2004, it is our belief that the market generally underestimated the value of distinct industry sectors, particularly electric utility and multifamily housing securities. For instance, due to historically low interest rates, housing sales remained high, contributing to higher apartment vacancy rates. As a result, the major credit rating agencies downgraded a number of multifamily housing bonds during the year. In our view, rising rates will increase the demand for apartments, making these bonds more valuable


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND in time. And these recent downgrades created an opportunity to purchase superior yielding bonds at attractive prices. Using our extensive in-house research capabilities, we increased the Fund's exposure to this sector, investing in a wide array of securities diversified by structure, type and geographic region (e.g., from Virginia to California). Also, the cloud that had hung over the electric utility industry since 2001 gradually lifted. In the first half of the reporting period, yields on electric utility bonds generally declined, pushing prices up and allowing us to sell certain holdings at a profit.

      Other sectors where the Fund had sizable exposures included resource recovery and papers/containers/packaging. We reduced the Fund's exposure to these areas over the course of the year, in favor of the sectors discussed above.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class C shares, performance is measured over a ten fiscal year period. In the case of Class B shares, performance is measured from inception of the Class on September 11, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                             Limited Term
                            Municipal Fund         Lehman Brothers
       Date                    (Class A)         Municipal Bond Index
    09/30/1994                   9,650                 10,000
    12/31/1994                   9,518                  9,857
    03/31/1995                   9,988                 10,554
    06/30/1995                  10,209                 10,808
    09/30/1995                  10,498                 11,118
    12/31/1995                  10,794                 11,577
    03/31/1996                  10,790                 11,438
    06/30/1996                  10,860                 11,526
    09/30/1996                  11,066                 11,790
    12/31/1996                  11,340                 12,090
    03/31/1997                  11,384                 12,061
    06/30/1997                  11,698                 12,477
    09/30/1997                  12,030                 12,853
    12/31/1997                  12,363                 13,202
    03/31/1998                  12,487                 13,354
    06/30/1998                  12,606                 13,557
    09/30/1998                  13,009                 13,973
    12/31/1998                  13,122                 14,057
    03/31/1999                  13,211                 14,181
    06/30/1999                  12,936                 13,931
    09/30/1999                  12,868                 13,876
    12/31/1999                  12,671                 13,768
    03/31/2000                  12,856                 14,170
    06/30/2000                  12,921                 14,384
    09/30/2000                  13,187                 14,732
    12/31/2000                  13,576                 15,377
    03/31/2001                  13,849                 15,718
    06/30/2001                  13,975                 15,820
    09/30/2001                  14,271                 16,264
    12/31/2001                  14,077                 16,165
    03/31/2002                  14,205                 16,317
    06/30/2002                  14,654                 16,914
    09/30/2002                  15,151                 17,717
    12/31/2002                  15,178                 17,717
    03/31/2003                  15,128                 17,930
    06/30/2003                  15,666                 18,393
    09/30/2003                  15,786                 18,407
    12/31/2003                  16,400                 18,659
    03/31/2004                  16,810                 18,982
    06/30/2004                  16,455                 18,532
    09/30/2004                  17,147                 19,254

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1 Year 4.82%   5 Year 5.16%    10 Year 5.54%


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                              Oppenheimer
                             Limited Term
                            Municipal Fund         Lehman Brothers
       Date                    (Class B)         Municipal Bond Index
    09/11/1995                   10,000                 10,000
    09/30/1995                   10,011                 10,063
    12/31/1995                   10,276                 10,479
    03/31/1996                   10,250                 10,353
    06/30/1996                   10,295                 10,432
    09/30/1996                   10,469                 10,671
    12/31/1996                   10,708                 10,943
    03/31/1997                   10,729                 10,917
    06/30/1997                   11,004                 11,293
    09/30/1997                   11,295                 11,633
    12/31/1997                   11,585                 11,949
    03/31/1998                   11,680                 12,086
    06/30/1998                   11,769                 12,270
    09/30/1998                   12,122                 12,647
    12/31/1998                   12,196                 12,723
    03/31/1999                   12,263                 12,836
    06/30/1999                   11,978                 12,609
    09/30/1999                   11,900                 12,559
    12/31/1999                   11,687                 12,461
    03/31/2000                   11,835                 12,825
    06/30/2000                   11,881                 13,019
    09/30/2000                   12,103                 13,334
    12/31/2000                   12,436                 13,917
    03/31/2001                   12,663                 14,226
    06/30/2001                   12,745                 14,319
    09/30/2001                   13,007                 14,721
    12/31/2001                   12,830                 14,631
    03/31/2002                   12,947                 14,769
    06/30/2002                   13,357                 15,309
    09/30/2002                   13,810                 16,036
    12/31/2002                   13,834                 16,036
    03/31/2003                   13,788                 16,229
    06/30/2003                   14,278                 16,647
    09/30/2003                   14,388                 16,660
    12/31/2003                   14,947                 16,888
    03/31/2004                   15,321                 17,180
    06/30/2004                   14,998                 16,773
    09/30/2004                   15,628                 17,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1 Year 3.81%     5 Year 4.94%    Since Inception (9/11/95) 5.06%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Limited Term Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                              Oppenheimer
                             Limited Term
                            Municipal Fund         Lehman Brothers
       Date                    (Class C)         Municipal Bond Index
    09/30/1994                  10,000                 10,000
    12/31/1994                   9,838                  9,857
    03/31/1995                  10,332                 10,554
    06/30/1995                  10,539                 10,808
    09/30/1995                  10,813                 11,118
    12/31/1995                  11,098                 11,577
    03/31/1996                  11,073                 11,438
    06/30/1996                  11,124                 11,526
    09/30/1996                  11,313                 11,790
    12/31/1996                  11,573                 12,090
    03/31/1997                  11,596                 12,061
    06/30/1997                  11,894                 12,477
    09/30/1997                  12,201                 12,853
    12/31/1997                  12,515                 13,202
    03/31/1998                  12,618                 13,354
    06/30/1998                  12,714                 13,557
    09/30/1998                  13,096                 13,973
    12/31/1998                  13,185                 14,057
    03/31/1999                  13,249                 14,181
    06/30/1999                  12,949                 13,931
    09/30/1999                  12,856                 13,876
    12/31/1999                  12,635                 13,768
    03/31/2000                  12,794                 14,170
    06/30/2000                  12,845                 14,384
    09/30/2000                  13,076                 14,732
    12/31/2000                  13,437                 15,377
    03/31/2001                  13,683                 15,718
    06/30/2001                  13,781                 15,820
    09/30/2001                  14,048                 16,264
    12/31/2001                  13,829                 16,165
    03/31/2002                  13,930                 16,317
    06/30/2002                  14,345                 16,914
    09/30/2002                  14,795                 17,717
    12/31/2002                  14,802                 17,717
    03/31/2003                  14,716                 17,930
    06/30/2003                  15,223                 18,393
    09/30/2003                  15,301                 18,407
    12/31/2003                  15,867                 18,659
    03/31/2004                  16,235                 18,982
    06/30/2004                  15,863                 18,532
    09/30/2004                  16,501                 19,254

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1 Year 6.85%    5 Year 5.12%    10 Year 5.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING     ENDING           EXPENSES
                             ACCOUNT       ACCOUNT          PAID DURING
                             VALUE         VALUE            6-MONTHS ENDED
                             (4/1/04)      (9/30/04)        SEPTEMBER 30, 2004
------------------------------------------------------------------------------
Class A Actual               $1,000.00     $1,020.10        $4.81
------------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,020.25         4.81
------------------------------------------------------------------------------
Class B Actual                1,000.00      1,016.30         8.66
------------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,016.45         8.66
------------------------------------------------------------------------------
Class C Actual                1,000.00      1,016.40         8.50
------------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,016.60         8.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.95%
----------------------------
Class B            1.71
----------------------------
Class C            1.68

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.8%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$     100,000    AL 21st Century Authority Tobacco
                 Settlement                                          5.250%      12/01/2006     12/01/2006      $    103,546
----------------------------------------------------------------------------------------------------------------------------
        5,000    AL HFA (Collateralized Home Mortgage)               6.100       10/01/2020     04/01/2009 1           5,133
----------------------------------------------------------------------------------------------------------------------------
       45,000    AL Higher Education Loan Corp.
                 (Student Loan)                                      6.150       09/01/2010     03/01/2005 1          45,997
----------------------------------------------------------------------------------------------------------------------------
       35,000    AL Hsg. Finance Authority                           5.750       04/01/2012     04/01/2009 1          36,903
----------------------------------------------------------------------------------------------------------------------------
      100,000    AL Private Colleges & Universities Facilities
                 Authority (Tuskegee University)                     5.750       09/01/2026     09/01/2008 1         107,134
----------------------------------------------------------------------------------------------------------------------------
    4,505,000    Bay Minette, AL IDB (B.F. Goodrich)                 6.500       02/15/2009     08/15/2005 1       4,555,456
----------------------------------------------------------------------------------------------------------------------------
       30,000    Birmingham, AL Private Educational Building
                 Authority (Birmingham-Southern College)             6.000       12/01/2021     06/01/2008 1          30,850
----------------------------------------------------------------------------------------------------------------------------
       50,000    Birmingham, AL Special Care Facilities
                 Financing Authority (Baptist Health System)         6.000       11/15/2024     05/01/2005 1          52,117
----------------------------------------------------------------------------------------------------------------------------
       20,000    Courtland, AL IDB
                 (Champion International Corp.)                      5.750       11/01/2027     11/01/2009 1          20,139
----------------------------------------------------------------------------------------------------------------------------
       15,000    Courtland, AL IDB
                 (Champion International Corp.)                      5.900       02/01/2017     02/01/2006 1          15,355
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Courtland, AL IDB
                 (Champion International Corp.)                      6.150       06/01/2019     06/01/2007 1       2,082,680
----------------------------------------------------------------------------------------------------------------------------
       50,000    Courtland, AL IDB
                 (Champion International Corp.)                      6.500       09/01/2025     09/01/2007 1          52,554
----------------------------------------------------------------------------------------------------------------------------
    1,050,000    Courtland, AL IDB
                 (Champion International Corp.), Series A            6.375       03/01/2029     03/01/2005 1       1,052,216
----------------------------------------------------------------------------------------------------------------------------
       40,000    Cullman, AL Medical Clinic
                 (Cullman Regional Medical Center)                   6.500       02/15/2013     02/15/2005 1          40,176
----------------------------------------------------------------------------------------------------------------------------
    3,175,000    Fairfield, AL Industrial Devel. Board
                 (USX Corp.)                                         6.700       12/01/2024     06/01/2005 1       3,305,175
----------------------------------------------------------------------------------------------------------------------------
        5,000    Huntsville, AL IDB (Coltec Industries)              9.875       10/01/2010     10/01/2004 1           5,011
----------------------------------------------------------------------------------------------------------------------------
       30,000    Jasper, AL Medical Clinic Board
                 (Walker Regional Medical Center) 5                  6.400       07/01/2011     01/01/2005 1          30,315
----------------------------------------------------------------------------------------------------------------------------
       50,000    Madison, AL GO                                      6.000       04/01/2023     04/01/2005 1          52,013
----------------------------------------------------------------------------------------------------------------------------
       60,000    Montgomery, AL Medical Clinic Board
                 Health Care                                         7.000       03/01/2015     03/01/2005 1          60,139
----------------------------------------------------------------------------------------------------------------------------
      370,000    Montgomery, AL Medical Clinic Board
                 Health Care                                         7.375       03/01/2006     12/01/2005 1         371,103
----------------------------------------------------------------------------------------------------------------------------
      775,000    Tuskugee, AL GO                                     7.000       01/01/2021     01/01/2006 1         788,563
                                                                                                                ------------
                                                                                                                  12,812,575
----------------------------------------------------------------------------------------------------------------------------
ALASKA--0.8%
       30,000    AK HFC, Series A                                    5.875       12/01/2030     12/01/2007 1          30,983
----------------------------------------------------------------------------------------------------------------------------
    1,460,000    AK Northern Tobacco Securitization
                 Corp. (TASC)                                        5.500       06/01/2029     02/24/2014 2       1,249,030


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$   6,000,000    AK Northern Tobacco Securitization
                 Corp. (TASC)                                        6.500%      06/01/2031     02/09/2014 2    $  5,601,540
----------------------------------------------------------------------------------------------------------------------------
       30,000    Northern AK Tobacco Securitization
                 Corp. (TASC)                                        6.200       06/01/2022     11/23/2008 3          30,051
                                                                                                                ------------
                                                                                                                   6,911,604
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
       50,000    El Mirage, AZ COP 5                                 6.900       08/01/2015     08/01/2005 1          51,241
----------------------------------------------------------------------------------------------------------------------------
    2,011,000    Glendale, AZ IDA (National Homes Trust IV)          7.500       10/20/2035     10/20/2010 1       2,203,131
----------------------------------------------------------------------------------------------------------------------------
      170,000    Greenlee County, AZ IDA Pollution Control
                 (Phelps Dodge Corp.)                                5.450       06/01/2009     06/01/2006 1         170,469
----------------------------------------------------------------------------------------------------------------------------
    1,870,000    Maricopa County, AZ IDA
                 (Christian Care Mesa II)                            6.000       01/01/2014     07/01/2011 3       1,875,049
----------------------------------------------------------------------------------------------------------------------------
       65,000    Maricopa County, AZ IDA
                 (Horizon Community Learning Center)                 6.375       06/01/2030     06/01/2008 1          67,975
----------------------------------------------------------------------------------------------------------------------------
      100,000    Maricopa County, AZ IDA
                 (Sun King Apartments)                               5.875       11/01/2008     08/12/2007 2          96,003
----------------------------------------------------------------------------------------------------------------------------
    4,525,000    Phoenix, AZ IDA
                 (Christian Care Retirement Apartments)              6.500       01/01/2026     07/01/2008 1       4,635,908
----------------------------------------------------------------------------------------------------------------------------
    1,950,000    Phoenix, AZ IDA
                 (Woodstone & Silver Springs)                        6.250       04/01/2023     04/01/2005 1       1,964,937
----------------------------------------------------------------------------------------------------------------------------
      195,000    Pima County, AZ IDA (Hacienda Del Rio)              6.125       05/20/2028     05/20/2005 1         196,385
----------------------------------------------------------------------------------------------------------------------------
       15,000    Pima County, AZ Junior College District             7.000       07/01/2009     01/01/2005 1          15,564
----------------------------------------------------------------------------------------------------------------------------
      750,000    Verrado, AZ Community Facilities District           6.500       07/15/2027     07/15/2013 1         776,490
                                                                                                                ------------
                                                                                                                  12,053,152
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
       15,000    AR DFA, Series B                                    5.800       01/01/2023     07/01/2009 1          15,514
----------------------------------------------------------------------------------------------------------------------------
       30,000    AR DFA, Series C                                    6.600       07/01/2017     07/01/2007 1          30,281
----------------------------------------------------------------------------------------------------------------------------
       10,000    AR DFA, Series D                                    6.850       01/01/2027     07/01/2007 1          10,095
----------------------------------------------------------------------------------------------------------------------------
       25,000    Independence County, AR Pollution
                 Control (Arkansas Power & Light Company)            6.250       01/01/2021     07/01/2005 1          25,189
----------------------------------------------------------------------------------------------------------------------------
       40,000    Pope County, AR Pollution Control
                 (Arkansas Power& Light Company)                     6.300       12/01/2016     12/01/2004 1          40,941
----------------------------------------------------------------------------------------------------------------------------
       25,000    Pope County, AR Pollution Control
                 (Arkansas Power& Light Company)                     6.300       11/01/2020     11/01/2004 1          25,021
----------------------------------------------------------------------------------------------------------------------------
      875,000    Warren, AR Solid Waste Disposal
                 (Potlatch Corp.)                                    7.500       08/01/2013     02/01/2005 1         876,015
                                                                                                                ------------
                                                                                                                   1,023,056
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.0%
    1,000,000    CA CDA (East Valley Tourist)                       11.000       10/01/2020     03/01/2007 3       1,011,460
----------------------------------------------------------------------------------------------------------------------------
      895,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.500       06/01/2033     07/15/2013 2         765,377
----------------------------------------------------------------------------------------------------------------------------
    3,220,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.750       06/01/2029     12/01/2012 2       2,948,747


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     115,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.750%      06/01/2030     06/04/2012 2    $    102,520
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.875       06/01/2043     06/04/2012 2       2,034,048
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    CA Department of Water Resources
                 DRIVERS 5                                           8.256 6     05/01/2019     05/01/2012 1       5,807,000
----------------------------------------------------------------------------------------------------------------------------
   16,485,000    CA Golden State Tobacco Securitization
                 Corp.                                               6.250       06/01/2033     09/11/2012 2      15,613,273
----------------------------------------------------------------------------------------------------------------------------
    7,350,000    CA Golden State Tobacco Securitization
                 Corp.                                               7.900       06/01/2042     06/01/2013 1       7,879,421
----------------------------------------------------------------------------------------------------------------------------
    2,665,000    CA Golden State Tobacco Securitization
                 Corp. RITES 5                                      12.784 6     06/01/2022     06/01/2008 1       3,069,387
----------------------------------------------------------------------------------------------------------------------------
    3,830,000    CA Golden State Tobacco Securitization
                 Corp. RITES 5                                      12.784 6     06/01/2023     06/01/2008 1       4,371,371
----------------------------------------------------------------------------------------------------------------------------
       35,000    CA Loan Purchasing Finance Authority                5.600       10/01/2014     10/01/2004 1          35,280
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    CA Pollution Control Financing Authority
                 (Southern California Edison Company)                6.400       12/01/2024     12/01/2004 1       3,014,940
----------------------------------------------------------------------------------------------------------------------------
    1,145,000    CA Public Works
                 (Dept. of Corrections-State Prison)                 5.500       06/01/2019     12/01/2004 1       1,170,568
----------------------------------------------------------------------------------------------------------------------------
    3,150,000    CA Statewide CDA (Fairfield Apartments)             6.500       01/01/2016     10/10/2011 3       3,198,573
----------------------------------------------------------------------------------------------------------------------------
    3,200,000    CA Statewide CDA COP
                 (Cedars-Sinai Medical Center) INFLOS 5              9.097 6     11/01/2015     11/01/2005 1       3,292,032
----------------------------------------------------------------------------------------------------------------------------
      100,000    CA Statewide CDA COP (Cedars-Sinai
                 Medical Center) PARS & INFLOS                       5.400 7     11/01/2015     11/01/2005 1         101,438
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Chula Vista, CA Redevel. Agency (Bayfront)          7.625       09/01/2024     09/01/2005 1       2,674,075
----------------------------------------------------------------------------------------------------------------------------
      770,000    Coalinga, CA Regional Medical Center COP            5.000       09/01/2014     02/03/2010 2         758,912
----------------------------------------------------------------------------------------------------------------------------
      170,000    Fontana, CA Public Finance Authority, Series A      5.625       09/01/2024     09/01/2005 1         174,950
----------------------------------------------------------------------------------------------------------------------------
       30,000    Garden Grove, CA COP
                 (Bahia Village/Emerald Isle)                        5.700       08/01/2023     02/01/2005 1          30,389
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    Lake Elsinore, CA Public Financing
                 Authority, Series F                                 7.100       09/01/2020     09/01/2007 1       4,082,100
----------------------------------------------------------------------------------------------------------------------------
       20,000    Lancaster, CA Redevel. Agency Tax Allocation        5.700       08/01/2023     02/01/2005 1          20,440
----------------------------------------------------------------------------------------------------------------------------
    1,820,000    Northern CA Tobacco Securitization
                 Authority (TASC), Series A                          5.250       06/01/2031     05/29/2014 2       1,506,541
----------------------------------------------------------------------------------------------------------------------------
      250,000    Northern CA Tobacco Securitization
                 Authority (TASC), Series B                          5.000       06/01/2028     04/28/2010 2         219,883
----------------------------------------------------------------------------------------------------------------------------
    1,800,000    Oakland, CA GO                                      6.000       06/15/2022     12/15/2004 1       1,829,160
----------------------------------------------------------------------------------------------------------------------------
      600,000    Sacramento, CA Special Tax
                 (Community Facilities District No. 97-1)            6.750       09/01/2027     09/01/2005 1         628,506
----------------------------------------------------------------------------------------------------------------------------
      500,000    Sacramento, CA Cogeneration Authority
                 (Proctor & Gamble)                                  6.375       07/01/2010      7/01/2005 1         520,260
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Sacramento, CA Power Authority
                 (Cogeneration)                                      6.000       07/01/2022     07/01/2006 1       2,109,340


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000    San Gabriel Valley, CA Schools Financing
                 Authority (Pomona Unified School District)          5.800%      02/01/2019     02/01/2006 1    $     25,524
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                 Tribe Enterprise                                    6.125       03/01/2013     04/06/2011 2       6,016,800
----------------------------------------------------------------------------------------------------------------------------
    6,060,000    Southern CA Tobacco Securitization
                 Authority (TASC)                                    5.500       06/01/2036     08/18/2014 2       5,153,909
----------------------------------------------------------------------------------------------------------------------------
       30,000    Torrance, CA Water, Series A                        6.300       03/01/2014     03/01/2005 1          30,712
                                                                                                                ------------
                                                                                                                  80,196,936
----------------------------------------------------------------------------------------------------------------------------
COLORADO--1.7%
    1,825,000    Adams County, CO Hsg. Authority
                 (Aztec Villa Apts.)                                 5.850       12/01/2027     12/01/2009 1       1,896,102
----------------------------------------------------------------------------------------------------------------------------
      200,000    Adams County, CO Pollution Control,
                 Series A                                            5.875       04/01/2014     10/01/2004 1         200,682
----------------------------------------------------------------------------------------------------------------------------
       20,000    Arapahoe County, CO School District GO              6.350       12/01/2004     12/01/2004            20,153
----------------------------------------------------------------------------------------------------------------------------
       15,000    Boulder County, CO Multifamily Hsg.
                 (Legacy Apartments)                                 6.100       11/20/2025     11/20/2005            15,483
----------------------------------------------------------------------------------------------------------------------------
       90,000    CO Health Facilities Authority
                 (Northern Colorado Medical Center)                  6.000       05/15/2020     11/15/2004 1          91,185
----------------------------------------------------------------------------------------------------------------------------
       12,000    CO Hsg. & Finance Authority, Series A               7.400       11/01/2027     11/01/2004 3          12,529
----------------------------------------------------------------------------------------------------------------------------
      500,000    CO Hsg. & Finance Authority, Series B-2             6.400       10/01/2027     04/01/2006 1         530,815
----------------------------------------------------------------------------------------------------------------------------
       80,000    CO Hsg. & Finance Authority, Series B1              7.900       12/01/2025     01/01/2005 3          80,450
----------------------------------------------------------------------------------------------------------------------------
      335,000    CO Hsg. & Finance Authority, Series C-2             6.875       11/01/2028     03/01/2005 3         336,605
----------------------------------------------------------------------------------------------------------------------------
      820,000    CO Hsg. & Finance Authority, Series D-2             6.350       11/01/2029     11/01/2015 1         852,201
----------------------------------------------------------------------------------------------------------------------------
       20,000    Denver, CO City & County Airport                    5.600       11/15/2020     11/15/2006 1          21,125
----------------------------------------------------------------------------------------------------------------------------
       30,000    Denver, CO City & County Airport                    5.600       11/15/2025     11/15/2006 1          31,152
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2014     11/15/2010 1       1,256,140
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2015     11/15/2010 1       1,854,195
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2016     11/15/2010 1       1,845,525
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2018     11/15/2010 1       1,230,350
----------------------------------------------------------------------------------------------------------------------------
    4,930,000    Denver, CO City & County Airport, Series A          7.500       11/15/2023     11/15/2004 1       5,060,300
----------------------------------------------------------------------------------------------------------------------------
       35,000    Pueblo County, CO Single Family Mortgage            7.050       11/01/2027     11/01/2006 1          35,120
                                                                                                                ------------
                                                                                                                  15,370,112
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
    2,000,000    CT Devel. Authority Airport Facility (Learjet)      7.950       04/01/2026     10/01/2014 1       2,273,680
----------------------------------------------------------------------------------------------------------------------------
      105,000    CT Devel. Authority Water Facilities
                 (Bridgeport Hydraulic Corp.)                        5.500       06/01/2028     12/01/2004 1         106,300
----------------------------------------------------------------------------------------------------------------------------
      125,000    CT Devel. Authority Water Facilities
                 (Bridgeport Hydraulic Corp.)                        5.600       06/01/2028     06/01/2005 1         126,509
----------------------------------------------------------------------------------------------------------------------------
       20,000    CT H&EFA (Greenwich Hospital Association)           5.800       07/01/2026     07/01/2006 1          21,461
----------------------------------------------------------------------------------------------------------------------------
      410,000    CT H&EFA (New Britain General Hospital),
                 Series B                                            6.000       07/01/2024     01/01/2005 1         419,520
----------------------------------------------------------------------------------------------------------------------------
       35,000    CT H&EFA (St. Raphael Hospital)                     6.200       07/01/2014     01/01/2005 1          35,123


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$      30,000    CT H&EFA, Series E                                  6.500%      07/01/2014     01/01/2005 1    $     31,025
----------------------------------------------------------------------------------------------------------------------------
       45,000    CT HFA                                              6.000       11/15/2027     11/15/2008 1          46,630
----------------------------------------------------------------------------------------------------------------------------
       20,000    CT HFA, Series G                                    5.950       11/15/2017     11/15/2008 1          20,948
----------------------------------------------------------------------------------------------------------------------------
    1,480,000    CT Resource Recovery Authority
                 (Browning-Ferris Industries)                        6.450       11/15/2022     11/15/2006 1       1,516,852
----------------------------------------------------------------------------------------------------------------------------
       40,000    Hartford, CT Redevel. Agency (Underwood)           10.000       02/01/2025     02/01/2005 1          42,086
----------------------------------------------------------------------------------------------------------------------------
      600,000    Mashantucket, CT Western Pequot Tribe,
                 Series B                                            5.600       09/01/2009     09/01/2007 1         653,658
                                                                                                                ------------
                                                                                                                   5,293,792
----------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
    1,080,000    DE EDA (Student Hsg.-University Courtyard)          5.750       08/01/2014     08/01/2010 1       1,185,656
----------------------------------------------------------------------------------------------------------------------------
       25,000    DE Hsg. Authority (Multifamily Mtg.)                7.375       01/01/2015     01/01/2005 1          25,146
----------------------------------------------------------------------------------------------------------------------------
       20,000    DE Hsg. Authority (Single Family Mtg.)              6.050       07/01/2028     07/01/2009 1          20,443
                                                                                                                ------------
                                                                                                                   1,231,245
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.4%
    3,000,000    District of Columbia (Carnegie Endowment)           5.750       11/15/2026     05/15/2006         3,202,110
----------------------------------------------------------------------------------------------------------------------------
       55,000    Metropolitan Washington D.C. Airport
                 Authority, Series B                                 5.500       10/01/2023     10/01/2009 1          56,783
                                                                                                                ------------
                                                                                                                   3,258,893
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.9%
       30,000    Bay County, FL Water System                         6.250       09/01/2014     03/01/2005 1          30,112
----------------------------------------------------------------------------------------------------------------------------
      170,000    Brevard County, FL Industrial Devel.
                 (NUI Corp.)                                         6.400       10/01/2024     10/01/2004 1         174,014
----------------------------------------------------------------------------------------------------------------------------
       35,000    Brevard County, FL Industrial Devel.
                 (The Kroger Company)                                7.250       01/01/2009     01/01/2005 1          36,124
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Broward County, FL Airport Facilities
                 (Learjet)                                           7.500       11/01/2020     11/01/2014 1       2,211,560
----------------------------------------------------------------------------------------------------------------------------
       15,000    Broward County, FL HFA Single Family
                 Mtg., Series A                                      6.200       04/01/2030     04/01/2009 1          15,638
----------------------------------------------------------------------------------------------------------------------------
      220,000    Clay County, FL Hsg. Finance Authority
                 (Single Family Mtg.)                                6.550       03/01/2028     03/01/2007 1         225,144
----------------------------------------------------------------------------------------------------------------------------
      200,000    Collier County, FL Health Facilities
                 Authority (The Moorings, Inc.)                      7.000       12/01/2019     12/01/2004 1         205,628
----------------------------------------------------------------------------------------------------------------------------
       20,000    Collier County, FL IDA (Allete)                     6.500       10/01/2025     01/01/2006 1          20,984
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    Concorde Estates, FL Community
                 Devel. District                                     5.000       05/01/2011     05/01/2007 2       2,308,993
----------------------------------------------------------------------------------------------------------------------------
      100,000    Dade County, FL Aviation
                 (Miami International Airport)                       5.750       10/01/2015     10/01/2005 1         104,883
----------------------------------------------------------------------------------------------------------------------------
      215,000    Dade County, FL Aviation
                 (Miami International Airport)                       5.750       10/01/2026     10/01/2008 1         229,654
----------------------------------------------------------------------------------------------------------------------------
    4,445,000    Dade County, FL Aviation
                 (Miami International Airport)                       6.000       10/01/2024     10/01/2005 1       4,688,942


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000    Dade County, FL Health Facilities Authority
                 (Baptist Hospital of Miami)                         5.250%      05/15/2013     11/15/2004 1    $     20,155
----------------------------------------------------------------------------------------------------------------------------
       20,000    Dade County, FL HFA
                 (Lincoln Fields Apartments)                         6.250       07/01/2024     01/01/2005 1          20,023
----------------------------------------------------------------------------------------------------------------------------
      120,000    Edgewater, FL Water & Sewer                         5.500       10/01/2021     10/01/2004 1         121,514
----------------------------------------------------------------------------------------------------------------------------
       20,000    Escambia County, FL HFA (Multi-County)              6.400       10/01/2030     04/01/2010 1          20,349
----------------------------------------------------------------------------------------------------------------------------
       85,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      5.875       06/01/2022     12/01/2005 1          85,458
----------------------------------------------------------------------------------------------------------------------------
      160,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      6.400       09/01/2030     09/01/2008 1         166,102
----------------------------------------------------------------------------------------------------------------------------
    3,585,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      6.900       08/01/2022     02/01/2005 1       3,663,834
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL Agriculture & Mechanical University
                 (Student Apts.)                                     5.625       07/01/2021     07/01/2006 1          26,633
----------------------------------------------------------------------------------------------------------------------------
       40,000    FL Department of Corrections COP
                 (Okeechobee Correctional)                           6.250       03/01/2015     03/01/2005 1          41,505
----------------------------------------------------------------------------------------------------------------------------
    9,260,000    FL Gateway Services Community Devel.
                 District Special Assessment (Sun City Center)       5.500       05/01/2010     08/15/2005 2       9,377,509
----------------------------------------------------------------------------------------------------------------------------
       50,000    FL HFA                                              5.750       07/01/2017     07/01/2009 1          51,115
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Holly Cove Apartments)                      6.250       10/01/2035     10/01/2007 1          15,435
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL HFA (Indian Run Apartments)                      6.100       12/01/2026     12/01/2008 1          25,944
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Landings at Sea Forest)                     5.850       12/01/2018     12/01/2008 1          15,665
----------------------------------------------------------------------------------------------------------------------------
       20,000    FL HFA (Mariner Club Apartments), Series K-1        6.375       09/01/2036     09/01/2008 1          20,769
----------------------------------------------------------------------------------------------------------------------------
      480,000    FL HFA (Multifamily Hsg.), Series I                 6.500       07/01/2016     04/19/2013 2         454,493
----------------------------------------------------------------------------------------------------------------------------
      620,000    FL HFA (Multifamily Hsg.), Series I                 6.625       07/01/2028     07/09/2023 2         549,258
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Stoddard Arms Apartments)                   5.900       09/01/2010     09/01/2006 1          15,744
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Windchase Apartments), Series C             5.900       12/01/2027     06/01/2009 1          15,513
----------------------------------------------------------------------------------------------------------------------------
      175,000    FL HFA (Worthington Apartments)                     6.050       12/01/2025     12/01/2007 1         180,385
----------------------------------------------------------------------------------------------------------------------------
       55,000    FL HFA, Series A                                    6.400       06/01/2024     06/01/2005            56,375
----------------------------------------------------------------------------------------------------------------------------
       30,000    FL HFC                                              5.900       07/01/2021     07/01/2009 1          30,661
----------------------------------------------------------------------------------------------------------------------------
       30,000    FL HFC (Winterlakes Sanctuary), Series H-1          6.000       09/01/2032     09/01/2011 1          31,494
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL State Board of Education GO, Series F            5.500       06/01/2018     06/01/2006 1          26,574
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    FL Village Community Devel. District No. 5
                 Special Assessment, Series B                        5.000       05/01/2008     07/01/2005 2       2,943,595
----------------------------------------------------------------------------------------------------------------------------
    2,695,000    Herons Glen, FL Recreation District
                 Special Assessment                                  5.900       05/01/2019     05/01/2010 1       2,759,734
----------------------------------------------------------------------------------------------------------------------------
       55,000    Hillsborough County, FL Aviation Authority
                 (Tampa International Airport)                       6.000       10/01/2023     10/01/2006 1          59,485
----------------------------------------------------------------------------------------------------------------------------
       20,000    Hillsborough County, FL Port District
                 (Tampa Port Authority)                              6.000       06/01/2020     06/01/2005 1          20,884
----------------------------------------------------------------------------------------------------------------------------
       75,000    Jacksonville, FL Port Authority                     5.625       11/01/2018     11/01/2008 1          80,147
----------------------------------------------------------------------------------------------------------------------------
       65,000    Jacksonville, FL Water & Sewage
                 (United Waterworks)                                 6.350       08/01/2025     08/01/2005 1          68,512


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      25,000    Lakeland, FL Light & Water                          5.750%      10/01/2019     10/01/2004 1    $     27,349
----------------------------------------------------------------------------------------------------------------------------
        5,000    Manatee County, FL HFA, Series A                    9.125       06/01/2016     12/01/2004 1           5,017
----------------------------------------------------------------------------------------------------------------------------
   10,125,000    Martin County, FL IDA
                 (Indiantown Cogeneration)                           7.875       12/15/2025     12/15/2004 1      10,428,041
----------------------------------------------------------------------------------------------------------------------------
       85,000    Miami, FL Community Redevel.
                 (Southeast Overtown/Park West)                      8.500       10/01/2015     10/01/2004 1          85,291
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    Miami, FL Health Facilities Authority
                 (Mercy Hospital) IRS                                8.670 6     08/15/2015     02/15/2005 1       3,652,460
----------------------------------------------------------------------------------------------------------------------------
       60,000    Miami, FL Redevel. Agency
                 (City Center-Historic Convention Village)           5.875       12/01/2022     12/01/2006 1          61,294
----------------------------------------------------------------------------------------------------------------------------
      560,000    Miami, FL Sports & Exhibit Authority, Series A      6.150       10/01/2020     10/01/2004 1         562,016
----------------------------------------------------------------------------------------------------------------------------
       40,000    North Palm Beach Heights, FL Water
                 Control District, Series A                          6.500       10/01/2012     10/01/2004 1          40,157
----------------------------------------------------------------------------------------------------------------------------
      455,000    Oakland, FL Charter School                          6.950       12/01/2015     05/01/2011 2         454,763
----------------------------------------------------------------------------------------------------------------------------
       15,000    Orange County, FL Health Facilities Authority
                 (Orlando Regional Healthcare System)                6.000       11/01/2024     11/01/2004 1          15,050
----------------------------------------------------------------------------------------------------------------------------
       40,000    Orange County, FL Hsg. Finance Authority            5.800       09/01/2017     09/01/2009 1          40,507
----------------------------------------------------------------------------------------------------------------------------
    4,805,000    Pinellas County, FL HFA (Oaks of Clearwater)        6.375       06/01/2019     12/01/2013 1       4,944,826
----------------------------------------------------------------------------------------------------------------------------
       30,000    Pinellas County, FL HFA, Series A                   6.000       04/01/2029     04/01/2008 1          30,929
----------------------------------------------------------------------------------------------------------------------------
       35,000    Polk County, FL IDA Solid Waste Disposal
                 (Tampa Electric Company)                            5.850       12/01/2030     12/01/2008 1          37,677
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Reunion East, FL Community Devel.
                 District Special Assessment                         5.200       11/01/2007     05/01/2005 2       2,510,900
----------------------------------------------------------------------------------------------------------------------------
      210,000    Santa Rosa Bay, FL Bridge Authority                 6.250       07/01/2028     07/01/2006 1         215,103
----------------------------------------------------------------------------------------------------------------------------
      900,000    Sumter Landing, FL Community Devel.
                 District Special Assessment                         6.250       05/01/2013     05/01/2009 2         913,779
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Volusia County, FL EFA
                 (Emery-Riddle Aeronautical University)              6.125       10/15/2026     10/15/2008 1       6,186,600
----------------------------------------------------------------------------------------------------------------------------
      200,000    Volusia County, FL Health Facilities Authority
                 (Memorial Health Systems)                           5.750       11/15/2020     11/15/2004 1         204,870
----------------------------------------------------------------------------------------------------------------------------
       25,000    Wilton Manors, FL Water & Sewage                    5.500       10/01/2012     10/01/2004 1          25,468
                                                                                                                ------------
                                                                                                                  61,658,637
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.1%
    2,000,000    Atlanta, GA Devel. Authority Student Hsg.
                 (ADA/CAU Partners)                                  6.000       07/01/2036     07/01/2016 1       2,109,460
----------------------------------------------------------------------------------------------------------------------------
       75,000    Burke County, GA Devel. Authority
                 (Georgia Power Company)                             5.450       05/01/2034     05/01/2006 1          75,746
----------------------------------------------------------------------------------------------------------------------------
    2,100,000    Cobb County, GA Devel. Authority
                 (Boise Cascade Corp.)                               7.000       09/01/2014     09/01/2006 1       2,134,314
----------------------------------------------------------------------------------------------------------------------------
       20,000    Fulton County, GA Hsg. Authority                    6.550       03/01/2018     03/01/2005 1          20,205
----------------------------------------------------------------------------------------------------------------------------
       85,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series A                      5.250       12/01/2020     12/01/2005 1          85,974


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$      35,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series B-2                    6.100%      06/01/2031     11/01/2009 1    $     36,516
----------------------------------------------------------------------------------------------------------------------------
       20,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series C2                     5.800       12/01/2026     12/01/2009 1          20,912
----------------------------------------------------------------------------------------------------------------------------
       25,000    Hinesville, GA Leased Hsg. Corp.
                 (Regency Park)                                      7.250       01/15/2011     01/15/2011 1          26,054
----------------------------------------------------------------------------------------------------------------------------
       20,000    Macon-Bibb County, GA Industrial Authority          6.100       05/01/2018     05/01/2005 1          20,206
----------------------------------------------------------------------------------------------------------------------------
    4,055,000    Northwestern Gwinnett County,
                 GA Facilities Corp. COP (Dept. of Labor)            5.750       06/15/2019     05/14/2014 3       4,369,871
----------------------------------------------------------------------------------------------------------------------------
    1,615,000    Northwestern Gwinnett County,
                 GA Facilities Corp. COP
                 (Dept. of Motor Vehicle Safety)                     5.750       06/15/2019     05/18/2014 3       1,748,238
----------------------------------------------------------------------------------------------------------------------------
    6,380,000    Rockdale County, GA Devel. Authority
                 (Visy Paper)                                        7.400       01/01/2016     01/01/2005 1       6,591,816
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Rockdale County, GA Devel. Authority
                 (Visy Paper)                                        7.500       01/01/2026     01/01/2006 1       1,033,300
----------------------------------------------------------------------------------------------------------------------------
       10,000    Rome, GA New Public Housing Authority 5             5.750       11/01/2010     11/01/2004 1          11,378
----------------------------------------------------------------------------------------------------------------------------
       40,000    Roswell, GA Hsg. Authority
                 (Liberty Wood Creek Apartments)                     5.700       03/01/2024     03/01/2006 1          40,592
----------------------------------------------------------------------------------------------------------------------------
      100,000    Savannah, GA EDA
                 (University Financing Foundation)                   6.750       11/15/2031     11/15/2010 1         109,472
                                                                                                                ------------
                                                                                                                  18,434,054
----------------------------------------------------------------------------------------------------------------------------
HAWAII--2.5%
    3,385,000    HI Airports System RITES 5                          9.253 6     07/01/2018     07/01/2011 1       4,103,737
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    HI Department of Budget & Finance RITES 5           9.403 6     07/01/2020     07/11/2010 1       8,459,500
----------------------------------------------------------------------------------------------------------------------------
      805,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.450       11/01/2023     11/01/2004 1         822,613
----------------------------------------------------------------------------------------------------------------------------
       85,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.650       10/01/2027     10/01/2013 1          91,279
----------------------------------------------------------------------------------------------------------------------------
       50,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.875       12/01/2026     12/01/2006 1          53,949
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         6.600       01/01/2025     01/01/2005 1       6,131,340
----------------------------------------------------------------------------------------------------------------------------
       20,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.000       07/01/2019     07/01/2005 1          20,163
----------------------------------------------------------------------------------------------------------------------------
    1,710,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.300       07/01/2008     01/01/2005 1       1,732,384
----------------------------------------------------------------------------------------------------------------------------
    1,005,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.400       07/01/2013     01/01/2005 1       1,025,251
----------------------------------------------------------------------------------------------------------------------------
       25,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care)                     6.250       07/01/2021     07/01/2006 1          25,955
----------------------------------------------------------------------------------------------------------------------------
       50,000    HI Harbor Capital Improvement                       5.500       07/01/2027     07/01/2009 1          51,543
----------------------------------------------------------------------------------------------------------------------------
       10,000    HI HF&D Corp. (Single Family Mtg.), Series A        6.000       07/01/2026     07/01/2006 1          10,156
----------------------------------------------------------------------------------------------------------------------------
       20,000    HI HF&D Corp. (Single Family Mtg.), Series B        5.700       07/01/2013     07/01/2006 1          20,464


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$     150,000    HI HF&D Corp. (Single Family Mtg.), Series B        5.900%      07/01/2027     07/01/2006 1    $    153,498
                                                                                                                ------------
                                                                                                                  22,701,832
----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.0%
       50,000    Bingham County, ID IDC
                 (Spudnik Equipment Company)                         5.600       12/15/2012     12/15/2004 1          50,123
----------------------------------------------------------------------------------------------------------------------------
       15,000    ID Hsg. & Finance Association
                 (Single Family Mtg.), Series F                      6.050       07/01/2009     08/01/2005 3          15,106
----------------------------------------------------------------------------------------------------------------------------
       30,000    ID Hsg. & Finance Association
                 (Single Family Mtg.), Series H-2                    6.200       07/01/2028     11/15/2006 3          30,674
----------------------------------------------------------------------------------------------------------------------------
       10,000    ID Hsg. Agency (Single Family Mtg.), Series A       5.850       01/01/2005     01/01/2005            10,011
----------------------------------------------------------------------------------------------------------------------------
       15,000    ID Hsg. Agency (Single Family Mtg.), Series A       6.125       07/01/2026     12/31/2010 2          15,749
----------------------------------------------------------------------------------------------------------------------------
       25,000    ID Water Resource Board
                 (General Waterworks Corp.)                          6.400       10/01/2024     10/01/2004 1          25,091
                                                                                                                ------------
                                                                                                                     146,754
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--1.4%
    1,700,000    Bedford Park, IL Tax Increment (71st & Cicero)      7.375       01/01/2012     01/01/2006 1       1,800,334
----------------------------------------------------------------------------------------------------------------------------
      120,000    Bryant, IL Pollution Control
                 (Central IL Light Company)                          5.900       08/01/2023     08/01/2005 1         122,135
----------------------------------------------------------------------------------------------------------------------------
        5,000    Chicago, IL Board of Education
                 (Chicago School Reform)                             5.750       12/01/2027     12/01/2007 1           5,490
----------------------------------------------------------------------------------------------------------------------------
    1,565,000    Chicago, IL FHA Insured Mortgage Loan
                 (Lakeview Towers)                                   6.550       12/01/2012     06/01/2005 1       1,588,052
----------------------------------------------------------------------------------------------------------------------------
      265,000    Chicago, IL Metropolitan HDC                        6.850       07/01/2022     01/01/2005 1         265,419
----------------------------------------------------------------------------------------------------------------------------
       20,000    Chicago, IL Metropolitan HDC
                 (Academy Square)                                    5.600       10/01/2025     10/01/2004 1          20,011
----------------------------------------------------------------------------------------------------------------------------
       35,000    Chicago, IL Midway Airport, Series B                5.750       01/01/2022     01/01/2007 1          37,072
----------------------------------------------------------------------------------------------------------------------------
       25,000    Chicago, IL Multifamily Hsg.
                 (St. Edmund's Village)                              6.125       09/20/2024     09/20/2010 1          26,495
----------------------------------------------------------------------------------------------------------------------------
      130,000    Chicago, IL O'Hare International Airport
                 (General Airport-Second Lien), Series A             5.500       01/01/2018     01/01/2005 1         130,256
----------------------------------------------------------------------------------------------------------------------------
      100,000    Greenville, IL EFA (Greenville College)             6.000       12/01/2009     12/01/2004 1         100,412
----------------------------------------------------------------------------------------------------------------------------
       15,000    IL DFA (Children's Home & Aid Society)              7.125       03/15/2007     03/15/2005 1          15,063
----------------------------------------------------------------------------------------------------------------------------
    2,540,000    IL DFA (Olin Corp.)                                 6.750       03/01/2016     04/01/2013 1       2,659,990
----------------------------------------------------------------------------------------------------------------------------
      750,000    IL DFA Pollution Control
                 (Central Illinois Public Service Company)           5.700       08/15/2026     02/15/2005 1         759,338
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    IL DFA Pollution Control
                 (Central Illinois Public Service Company)           6.375       01/01/2028     01/01/2005 1       1,000,980
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    IL EFA (Art Institute of Chicago)                   5.375       03/01/2018     03/01/2013 1       2,145,340
----------------------------------------------------------------------------------------------------------------------------
       80,000    IL EFA (Educational Advancement Fund)               6.250       05/01/2034     05/01/2007 1          82,185
----------------------------------------------------------------------------------------------------------------------------
       30,000    IL Health Facilities Authority
                 (West Suburban Hospital Medical Center)             5.750       07/01/2015     07/01/2009 1          32,451
----------------------------------------------------------------------------------------------------------------------------
       15,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series A                                            6.050       07/01/2015     07/01/2005 1          15,171


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      85,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series A                                            6.125%      07/01/2025     07/01/2005 1    $     85,772
----------------------------------------------------------------------------------------------------------------------------
       20,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series C                                            5.950       07/01/2011     07/01/2005 1          20,230
----------------------------------------------------------------------------------------------------------------------------
       65,000    IL Hsg. Devel. Authority
                 (Multifamily Program), Series 3                     6.200       09/01/2023     09/01/2005 1          65,709
----------------------------------------------------------------------------------------------------------------------------
       10,000    IL Hsg. Devel. Authority
                 (Multifamily Program), Series 5                     6.650       09/01/2014     09/01/2005 1          10,212
----------------------------------------------------------------------------------------------------------------------------
       30,000    IL Metro Pier & Exposition Authority                6.500       06/15/2027     12/15/2004 1          30,413
----------------------------------------------------------------------------------------------------------------------------
       20,000    IL Student Assistance Commission
                 (Student Loan)                                      6.875       03/01/2015     03/01/2005 1          20,038
----------------------------------------------------------------------------------------------------------------------------
       15,000    Lake County, IL HFC, Series A                       6.800       05/01/2023     11/01/2004 1          15,023
----------------------------------------------------------------------------------------------------------------------------
      380,000    Lake County, IL HFC, Series A                       6.800       05/01/2023     11/01/2004 1         380,578
----------------------------------------------------------------------------------------------------------------------------
       75,000    Markham, IL GO                                      8.000       01/01/2011     01/01/2005 1          75,729
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Onterie Center, IL HFC                              7.050       07/01/2027     07/01/2006 1       1,019,620
----------------------------------------------------------------------------------------------------------------------------
       80,000    Southwestern IL Devel. Authority (Kienstra)         6.050       09/01/2016     03/01/2005 1          81,536
                                                                                                                ------------
                                                                                                                  12,611,054
----------------------------------------------------------------------------------------------------------------------------
INDIANA--2.0%
   11,135,000    Hammond, IN Sewage & Solid Waste
                 Disposal (American Maize Products)                  8.000       12/01/2024     12/01/2004 1      11,477,735
----------------------------------------------------------------------------------------------------------------------------
       50,000    Henry County, IN Juvenile Center
                 Building Corp.                                      6.350       01/05/2007     01/01/2005 1          50,156
----------------------------------------------------------------------------------------------------------------------------
    1,665,000    Huntington, IN Economic Devel. Corp.
                 (Quanex Corp.)                                      6.500       08/01/2010     02/01/2007 1       1,684,564
----------------------------------------------------------------------------------------------------------------------------
       45,000    IN Bond Bank (Special Program), Series B            5.750       02/01/2020     08/01/2006 1          45,941
----------------------------------------------------------------------------------------------------------------------------
      155,000    IN DFA (PSI Energy)                                 5.750       02/15/2028     02/15/2005 1         156,629
----------------------------------------------------------------------------------------------------------------------------
       20,000    IN HFA (Single Family), Series B                    6.150       07/01/2017     07/01/2007 1          20,170
----------------------------------------------------------------------------------------------------------------------------
       40,000    IN Toll Road Finance Authority                      6.000       07/01/2013     01/01/2005 1          40,870
----------------------------------------------------------------------------------------------------------------------------
       10,000    IN Toll Road Finance Authority                      6.000       07/01/2015     01/01/2005 1          10,016
----------------------------------------------------------------------------------------------------------------------------
       30,000    IN Transportation Finance Authority                 6.250       11/01/2016     11/01/2004 1          30,102
----------------------------------------------------------------------------------------------------------------------------
       30,000    Lake County, IN Redevel. Authority                  6.500       02/01/2016     02/01/2005 1          31,046
----------------------------------------------------------------------------------------------------------------------------
       75,000    Lawrenceburg, IN Pollution Control
                 (Indiana Michigan Power Company)                    5.900       11/01/2019     11/01/2005 1          75,869
----------------------------------------------------------------------------------------------------------------------------
      140,000    Noblesville, IN Economic Devel.
                 (Lions Creek Association)                           7.000       11/01/2012     11/01/2004 1         146,321
----------------------------------------------------------------------------------------------------------------------------
    4,400,000    Sullivan, IN Pollution Control (Hoosier Energy)     7.100       04/01/2019     10/01/2004 1       4,532,000
----------------------------------------------------------------------------------------------------------------------------
       20,000    Sullivan, IN Pollution Control
                 (Indiana Michigan Power Company)                    5.950       05/01/2009     05/01/2005 1          20,232
                                                                                                                ------------
                                                                                                                  18,321,651
----------------------------------------------------------------------------------------------------------------------------
IOWA--2.0%
       45,000    Cedar Rapids, IA Pollution Control
                 (Iowa Electric Light & Power Company)               5.500       11/01/2023     11/01/2004 1          46,017


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$      30,000    Council Bluffs, IA Pollution Control
                 (Midwest Power Systems)                             5.950%      05/01/2023     11/01/2004 1    $     30,398
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    IA Finance Authority
                 (Boys & Girls Home & Family Services)               6.250       12/01/2028     12/01/2008 1       1,143,241
----------------------------------------------------------------------------------------------------------------------------
       15,000    IA Student Loan Liquidity Corp.                     6.125       12/01/2011     12/01/2004 1          15,041
----------------------------------------------------------------------------------------------------------------------------
   19,615,000    IA Tobacco Settlement Authority (TASC)              5.300       06/01/2025     09/07/2014 2      16,458,358
----------------------------------------------------------------------------------------------------------------------------
       20,000    Salix, IA Pollution Control
                 (Northwestern Public Service Company)               5.900       06/01/2023     12/01/2004 1          20,330
                                                                                                                ------------
                                                                                                                  17,713,385
----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.0%
       50,000    Kansas City, KS Mtg. Revenue                        7.000       12/01/2011     12/01/2004 1          50,097
----------------------------------------------------------------------------------------------------------------------------
      115,000    Sedgwick & Shawnee Counties, KS
                 (Single Family Mtg.), Series A-II                   8.050       05/01/2024     11/01/2004 1         120,979
                                                                                                                ------------
                                                                                                                     171,076
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.9%
    4,000,000    Ashland, KY Pollution Control (Ashland Oil)         6.650       08/01/2009     02/01/2005 1       4,109,800
----------------------------------------------------------------------------------------------------------------------------
   14,330,000    Ashland, KY Sewer & Solid Waste
                 (Ashland Oil)                                       7.125       02/01/2022     02/01/2005 1      14,846,310
----------------------------------------------------------------------------------------------------------------------------
       75,000    Berea, KY College                                   5.900       05/01/2013     11/01/2004 1          76,616
----------------------------------------------------------------------------------------------------------------------------
       85,000    Boone County, KY Pollution Control
                 (Cincinnati Gas & Electric)                         5.500       01/01/2024     01/01/2005 1          87,159
----------------------------------------------------------------------------------------------------------------------------
    5,215,000    Boone County, KY Pollution Control
                 (Dayton Power & Light Company)                      6.500       11/15/2022     11/15/2004 1       5,386,052
----------------------------------------------------------------------------------------------------------------------------
       50,000    Carroll County, KY Collateralized Solid
                 Waste Disposal (Kentucky Utilities Company)         5.750       12/01/2023     06/01/2005 1          50,746
----------------------------------------------------------------------------------------------------------------------------
    9,770,000    Henderson County, KY Solid Waste
                 Disposal (MacMillan Bloedel)                        7.000       03/01/2025     03/01/2005 1      10,152,202
----------------------------------------------------------------------------------------------------------------------------
       25,000    Jefferson County, KY Pollution Control
                 (E.I. DuPont de Nemours & Company)                  6.300       07/01/2012     01/01/2005 1          25,710
----------------------------------------------------------------------------------------------------------------------------
      120,000    Kenton County, KY Airport Special
                 Facilities (Delta Airlines)                         7.500       02/01/2012     02/01/2012            87,782
                                                                                                                ------------
                                                                                                                  34,822,377
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.2%
    1,465,000    Calcasieu Parish, LA Industrial Devel. Board
                 (Olin Corp.)                                        6.625       02/01/2016     04/01/2010 1       1,559,771
----------------------------------------------------------------------------------------------------------------------------
      890,000    Calcasieu Parish, LA Public Trust Authority         5.000       04/01/2028     03/22/2009 3         949,238
----------------------------------------------------------------------------------------------------------------------------
      150,000    DeSoto Parish, LA Environmental
                 Improvement (International Paper Company)           7.700       11/01/2018     11/01/2004 1         153,576
----------------------------------------------------------------------------------------------------------------------------
        5,000    DeSoto Parish, LA Environmental
                 Improvement (International Paper
                 Company), Series B                                  6.550       04/01/2019     06/01/2006 1           5,215
----------------------------------------------------------------------------------------------------------------------------
      110,000    East Baton Rouge, LA Mtg. Finance Authority         5.600       04/01/2022     04/01/2009 1         113,935


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      20,000    East Baton Rouge, LA Mtg. Finance
                 Authority (Single Family Mtg.)                      5.500%      10/01/2025     10/01/2005 1    $     20,200
----------------------------------------------------------------------------------------------------------------------------
      105,000    Jefferson Parish, LA Hospital Service
                 District No. 2                                      5.750       07/01/2016     01/01/2005 1         106,208
----------------------------------------------------------------------------------------------------------------------------
       20,000    LA HFA (Multifamily Hsg.-FHA Insured)               7.100       11/01/2033     11/01/2007 1          20,655
----------------------------------------------------------------------------------------------------------------------------
       25,000    LA HFA (Multifamily Hsg.-FHA Insured)               7.950       01/01/2032     01/01/2005 1          25,421
----------------------------------------------------------------------------------------------------------------------------
    2,340,000    LA HFA (VOA New Orleans Affordable
                 Hsg. Corporation)                                   6.550       05/01/2019     06/29/2013 3       2,389,046
----------------------------------------------------------------------------------------------------------------------------
      855,000    LA Local Government EF&CD
                 (Oakleigh Apartments)                               6.000       06/01/2016     07/07/2014 3         866,688
----------------------------------------------------------------------------------------------------------------------------
       20,000    LA Public Facilities Authority
                 (General Health System)                             6.000       11/01/2012     11/01/2004 1          20,069
----------------------------------------------------------------------------------------------------------------------------
       15,000    LA Public Facilities Authority
                 (General Health System)                             6.250       11/01/2014     11/01/2004 1          15,355
----------------------------------------------------------------------------------------------------------------------------
       75,000    LA Public Facilities Authority
                 (General Health System), Series A                   6.500       11/01/2014     11/01/2004 1          76,170
----------------------------------------------------------------------------------------------------------------------------
       10,000    LA Public Facilities Authority
                 (Multifamily Hsg.), Series A                        7.500       06/01/2021     12/01/2004 1          10,353
----------------------------------------------------------------------------------------------------------------------------
    4,550,000    LA Tobacco Settlement Financing Corp.
                 (TASC)                                              5.875       05/15/2039     09/25/2016 2       3,893,617
----------------------------------------------------------------------------------------------------------------------------
   21,340,000    LA Tobacco Settlement Financing Corp.
                 (TASC), Series B                                    5.500       05/15/2030     06/02/2011 2      18,971,260
----------------------------------------------------------------------------------------------------------------------------
    5,155,000    Natchitoches Parish, LA Solid Waste
                 Disposal (Williamette Industries)                   5.875       12/01/2023     12/01/2005 1       5,209,488
----------------------------------------------------------------------------------------------------------------------------
       15,000    New Orleans, LA Aviation Board
                 (Passenger Facility Charge)                         5.500       09/01/2014     09/01/2005 1          15,190
----------------------------------------------------------------------------------------------------------------------------
       50,000    New Orleans, LA Aviation Board
                 (Passenger Facility Charge)                         6.000       09/01/2018     03/01/2005 1          50,649
----------------------------------------------------------------------------------------------------------------------------
      100,000    New Orleans, LA Finance Authority, Series B-2       6.050       12/01/2026     12/01/2009 1         104,247
----------------------------------------------------------------------------------------------------------------------------
    2,375,000    New Orleans, LA HDC (Southwood Patio)               7.700       02/01/2022     02/01/2005 1       2,375,333
----------------------------------------------------------------------------------------------------------------------------
       10,000    New Orleans, LA Home Mtg. Authority                 6.200       06/01/2015     06/01/2007 1          10,288
----------------------------------------------------------------------------------------------------------------------------
      220,000    New Orleans, LA Home Mtg. Authority                 7.000       05/01/2014     11/01/2004 1         223,366
----------------------------------------------------------------------------------------------------------------------------
      225,000    Shreveport, LA Hsg. Authority
                 (U.S. Goodman Plaza)                                6.100       08/01/2019     08/01/2006 1         226,208
----------------------------------------------------------------------------------------------------------------------------
       15,000    Shreveport, LA Hsg. Authority
                 (U.S. Goodman Plaza)                                6.125       08/01/2010     08/01/2006 1          15,054
----------------------------------------------------------------------------------------------------------------------------
       25,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   5.950       12/01/2023     12/01/2004 1          25,569
----------------------------------------------------------------------------------------------------------------------------
       80,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          80,094
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          20,070
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          20,070


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      15,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.375%      11/01/2025     11/01/2004 1    $     15,185
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.875       07/01/2024     07/01/2005 1          20,656
----------------------------------------------------------------------------------------------------------------------------
      125,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   7.000       12/01/2022     12/01/2004 1         126,046
----------------------------------------------------------------------------------------------------------------------------
       75,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   7.050       04/01/2022     10/01/2004 1          77,363
----------------------------------------------------------------------------------------------------------------------------
    7,035,000    St. Charles Parish, LA Pollution Control
                 (Louisiana Power & Light)                           7.500       06/01/2021     12/01/2004 1       7,186,253
----------------------------------------------------------------------------------------------------------------------------
    1,725,000    St. Charles Parish, LA Pollution Control
                 (Union Carbide)                                     7.350       11/01/2022     11/01/2022         1,719,377
                                                                                                                ------------
                                                                                                                  46,717,283
----------------------------------------------------------------------------------------------------------------------------
MAINE--0.1%
       25,000    Jay, ME Solid Waste Disposal
                 (International Paper Company)                       6.000       12/01/2017     12/01/2005 1          25,263
----------------------------------------------------------------------------------------------------------------------------
      505,000    Lewiston, ME Hsg. Corp. (Centreville)               6.550       08/15/2012     02/15/2005 1         505,944
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA (University of New England)               5.750       07/01/2023     01/01/2005 1           5,064
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA, Series A                                 5.875       07/01/2025     07/01/2005 1           5,259
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA, Series A                                 5.875       07/01/2025     07/01/2005 1           5,225
----------------------------------------------------------------------------------------------------------------------------
       10,000    ME State Hsg. Authority Mtg., Series A              6.050       11/15/2006     11/15/2006            10,125
----------------------------------------------------------------------------------------------------------------------------
       20,000    ME State Hsg. Authority Mtg., Series B-2            6.050       11/15/2020     11/15/2009 1          21,189
----------------------------------------------------------------------------------------------------------------------------
      100,000    ME State Hsg. Authority Mtg., Series C-1            6.050       11/15/2026     11/15/2007 1         103,345
----------------------------------------------------------------------------------------------------------------------------
       25,000    ME State Hsg. Authority Mtg., Series C-2            5.950       11/15/2022     05/15/2009 1          26,082
                                                                                                                ------------
                                                                                                                     707,496
----------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.4%
      335,000    Anne Arundel County, MD Pollution
                 Control (Baltimore Gas & Electric)                  6.000       04/01/2024     04/01/2006 1         343,844
----------------------------------------------------------------------------------------------------------------------------
       75,000    Baltimore, MD City Hsg. Corp., Series A             7.250       07/01/2023     01/01/2005 1          75,758
----------------------------------------------------------------------------------------------------------------------------
       60,000    Baltimore, MD Port Facilities
                 (E.I. DuPont de Nemours & Company)                  6.500       10/01/2011     10/01/2004 1          62,820
----------------------------------------------------------------------------------------------------------------------------
       25,000    Gaithersburg, MD Economic Devel.
                 (Asbury Methodist)                                  5.750       01/01/2011     01/01/2005 1          25,085
----------------------------------------------------------------------------------------------------------------------------
       60,000    MD Community Devel. Administration
                 (Department of Hsg. & Community Devel.)             6.200       04/01/2024     04/01/2007 1          61,519
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    MD Economic Devel. Corp. Student Hsg.
                 (University MD College Park)                        6.500       06/01/2027     06/01/2013 1       5,443,100
----------------------------------------------------------------------------------------------------------------------------
    5,585,000    MD EDC Student Hsg.
                 (Bowie State University)                            6.000       06/01/2023     06/01/2013 1       5,903,122
----------------------------------------------------------------------------------------------------------------------------
       10,000    MD Environmental Service COP
                 (Water & Wastewater Facilities), Series A           6.500       06/01/2005     12/01/2004 1          10,040
----------------------------------------------------------------------------------------------------------------------------
       10,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.700       06/01/2024     12/01/2004 1          10,229


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      15,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.900%      09/01/2019     09/01/2009 1    $     15,617
----------------------------------------------------------------------------------------------------------------------------
       15,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.950       07/01/2023     01/01/2009 1          15,543
----------------------------------------------------------------------------------------------------------------------------
       25,000    MD Hsg. Community Devel. People's
                 Resource Center                                     6.200       04/01/2017     04/01/2007 1          25,681
----------------------------------------------------------------------------------------------------------------------------
       85,000    MD Hsg. Community Devel. People's
                 Resource Center                                     6.500       05/15/2021     05/15/2005 1          88,501
----------------------------------------------------------------------------------------------------------------------------
       30,000    Mongomery County, MD HOC
                 (Avalon Knoll)                                      6.150       07/01/2026     07/01/2008 1          31,118
----------------------------------------------------------------------------------------------------------------------------
       20,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series A                        6.000       07/01/2020     07/01/2007 1          20,627
----------------------------------------------------------------------------------------------------------------------------
       30,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series B                        6.400       07/01/2028     07/01/2008 1          31,117
----------------------------------------------------------------------------------------------------------------------------
       15,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series C                        7.150       07/01/2023     01/01/2005 1          15,019
----------------------------------------------------------------------------------------------------------------------------
       55,000    Prince Georges County,
                 MD Local Government                                 6.050       08/01/2012     02/01/2005 1          55,196
                                                                                                                ------------
                                                                                                                  12,233,936
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.2%
      320,000    MA H&EFA (Jordan Hospital)                          6.875       10/01/2015     10/01/2004 1         320,080
----------------------------------------------------------------------------------------------------------------------------
      900,000    MA H&EFA (New England Medical Center)               5.375       07/01/2024     07/01/2006 1         919,935
----------------------------------------------------------------------------------------------------------------------------
    1,255,000    MA H&EFA (Valley Regional Health System)            5.750       07/01/2018     07/01/2005 1       1,283,263
----------------------------------------------------------------------------------------------------------------------------
       10,000    MA HFA, Series 21                                   6.300       06/01/2025     12/01/2005 1          10,001
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 21                                   7.125       06/01/2025     12/01/2004 1           5,005
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 22                                   6.100       06/01/2016     12/01/2004 1           5,005
----------------------------------------------------------------------------------------------------------------------------
       55,000    MA HFA, Series 26                                   5.600       06/01/2025     12/01/2005 1          55,402
----------------------------------------------------------------------------------------------------------------------------
       10,000    MA HFA, Series 29                                   6.750       06/01/2026     06/01/2006 1          10,117
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 33                                   6.350       06/01/2017     12/01/2006 1           5,115
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series A                                    6.100       12/01/2016     12/01/2005 1           5,198
----------------------------------------------------------------------------------------------------------------------------
       35,000    MA HFA, Series A                                    6.100       06/01/2026     12/01/2004 1          35,462
----------------------------------------------------------------------------------------------------------------------------
    1,465,000    MA HFA, Series A                                    6.150       07/01/2018     07/01/2005 1       1,513,770
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series A                                    6.375       04/01/2021     04/01/2005 1           5,044
----------------------------------------------------------------------------------------------------------------------------
       15,000    MA HFA, Series B                                    5.700       12/01/2014     12/01/2004 1          15,211
----------------------------------------------------------------------------------------------------------------------------
       95,000    MA HFA, Series B                                    5.800       12/01/2025     12/01/2005 1          97,054
----------------------------------------------------------------------------------------------------------------------------
       50,000    MA HFA, Series E                                    6.050       07/01/2020     07/01/2009 1          52,887
----------------------------------------------------------------------------------------------------------------------------
      145,000    MA Industrial Finance Agency
                 (Avon Associates)                                   5.375       04/01/2020     04/01/2005 1         146,789
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    MA Industrial Finance Agency
                 (Heights Crossing)                                  6.150       02/01/2035     02/01/2006 1       1,057,650
----------------------------------------------------------------------------------------------------------------------------
    2,725,000    MA Industrial Finance Agency
                 (Massachusetts American Water Company)              6.900       12/01/2029     12/01/2005 1       2,864,793


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$   1,600,000    MA Industrial Finance Agency
                 (TNG Draper Place)                                  6.450%      08/20/2039     08/20/2008 1    $  1,758,160
----------------------------------------------------------------------------------------------------------------------------
       35,000    MA Port Authority Special Facilities
                 (US Airways)                                        5.875       09/01/2023     09/01/2006 1          36,252
----------------------------------------------------------------------------------------------------------------------------
      785,000    Somerville, MA HDC (Multifamily Hsg.),
                 Series 1990 A                                       7.500       01/01/2024     01/01/2005 1         796,375
                                                                                                                ------------
                                                                                                                  10,998,568
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.4%
       50,000    Detroit, MI HFC
                 (Across The Park Section 8 Elderly Hsg.)            7.875       06/01/2010     06/01/2005 1          50,764
----------------------------------------------------------------------------------------------------------------------------
       50,000    Devon Trace, MI Hsg. Corp.                          7.375       08/01/2023     12/01/2004 1          50,008
----------------------------------------------------------------------------------------------------------------------------
       90,000    Farmington Hills, MI Economic Devel. Corp.
                 (Botsford General Hospital)                         5.750       02/15/2025     02/15/2005 1          92,795
----------------------------------------------------------------------------------------------------------------------------
       20,000    Gratiot County, MI Economic Devel. Corp.
                 (Michigan Masonic Home)                             5.000       11/15/2020     11/15/2004 1          20,420
----------------------------------------------------------------------------------------------------------------------------
    2,055,000    MI Hospital Finance Authority
                 (Detroit Sinai Hospital)                            6.000       01/01/2008     07/29/2006 2       1,967,745
----------------------------------------------------------------------------------------------------------------------------
       20,000    MI Hospital Finance Authority
                 (St. John Hospital)                                 5.750       05/15/2016     05/15/2005 1          21,061
----------------------------------------------------------------------------------------------------------------------------
       45,000    MI Hsg. Devel. Authority
                 (BGC-II Nonprofit Hsg. Corp.)                       5.500       01/15/2018     07/15/2006 1          45,941
----------------------------------------------------------------------------------------------------------------------------
       60,000    MI Hsg. Devel. Authority, Series B                  5.700       04/01/2012     04/01/2006 1          61,280
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI Hsg. Devel. Authority, Series B                  5.800       04/01/2019     04/01/2006 1          25,584
----------------------------------------------------------------------------------------------------------------------------
      425,000    MI Hsg. Devel. Authority, Series B                  5.800       04/01/2019     04/01/2005 1         435,306
----------------------------------------------------------------------------------------------------------------------------
       50,000    MI Job Devel. Authority Pollution
                 Control (General Motors Corp.)                      5.550       04/01/2009     10/01/2005 1          50,079
----------------------------------------------------------------------------------------------------------------------------
       20,000    MI Municipal Bond Authority                         6.000       12/01/2013     12/01/2004 1          20,542
----------------------------------------------------------------------------------------------------------------------------
       85,000    MI Municipal Bond Authority                         6.125       12/01/2018     12/01/2004 1          87,286
----------------------------------------------------------------------------------------------------------------------------
       15,000    MI Municipal Bond Authority                         7.200       11/01/2020     11/01/2004 1          15,558
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI South Central Power Agency                       7.000       11/01/2011     11/01/2004 1          25,602
----------------------------------------------------------------------------------------------------------------------------
      275,000    MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A                      6.550       10/01/2022     10/01/2004 1         275,426
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A                      7.100       02/01/2006     02/01/2006            26,456
----------------------------------------------------------------------------------------------------------------------------
      200,000    Napoleon, MI School District                        5.500       05/01/2020     05/01/2005 1         205,674
----------------------------------------------------------------------------------------------------------------------------
       35,000    Portage, MI Lake Water & Sewer Authority            6.200       10/01/2020     10/01/2005 1          37,224
----------------------------------------------------------------------------------------------------------------------------
       70,000    Tri-City Village,MI Hsg. Corp.
                 (Tri-City Apartments)                               7.750       08/15/2023     02/15/2005 1          71,166
----------------------------------------------------------------------------------------------------------------------------
       30,000    Wayne Charter County, MI Airport
                 Facilities (Detroit Metropolitan Wayne
                 County Airport)                                     6.125       12/01/2024     12/01/2004 1          30,798
                                                                                                                ------------
                                                                                                                   3,616,715


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.8%
$   2,610,000    Hubbard County, MN Solid Waste
                 (Potlatch Corp.)                                    7.375%      08/01/2013     02/01/2005 1    $  2,630,228
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    International Falls, MN Environmental
                 Facilities ( Boise Cascade Corp.)                   7.200       10/01/2024     10/01/2006 1       2,028,660
----------------------------------------------------------------------------------------------------------------------------
      995,000    Mahtomedi, MN Multifamily (Briarcliff)              7.350       06/01/2036     06/01/2008 1       1,017,706
----------------------------------------------------------------------------------------------------------------------------
       20,000    Minneapolis & St. Paul, MN Hsg. &
                 Redevel. Authority (Children's Health Care)         5.500       08/15/2025     08/15/2005 1          21,069
----------------------------------------------------------------------------------------------------------------------------
      800,000    MN (Duluth Airport)                                 6.250       08/01/2014     08/01/2005 1         828,280
----------------------------------------------------------------------------------------------------------------------------
       55,000    MN HFA (Single Family Mtg.)                         5.600       07/01/2022     08/01/2007 3          56,508
----------------------------------------------------------------------------------------------------------------------------
       15,000    MN HFA (Single Family Mtg.), Series D-2             5.950       01/01/2017     01/01/2005 1          15,171
----------------------------------------------------------------------------------------------------------------------------
       40,000    MN HFA (Single Family Mtg.), Series H               6.500       01/01/2026     01/01/2005 1          40,139
----------------------------------------------------------------------------------------------------------------------------
       55,000    Plymouth, MN Health Facilities
                 (Healthspan Health System/
                 North Memorial Medical Center)                      6.250       06/01/2016     06/01/2005 1          57,398
----------------------------------------------------------------------------------------------------------------------------
       50,000    St. Paul, MN Independent School
                 District No. 625, Series B                          5.750       02/01/2016     02/01/2005 1          50,635
----------------------------------------------------------------------------------------------------------------------------
       25,000    Worthington, MN Permanent Improvement
                 Revolving Fund, Series A                            6.300       02/01/2008     02/01/2005 1          25,438
                                                                                                                ------------
                                                                                                                   6,771,232
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
       50,000    Adams County, MS Solid Waste
                 (International Paper Company)                       5.550       10/01/2017     10/01/2005 1          50,239
----------------------------------------------------------------------------------------------------------------------------
       40,000    Gulfport, MS Hospital Facility
                 (Gulfport Memorial Hospital)                        6.125       07/01/2015     01/01/2005 1          40,928
----------------------------------------------------------------------------------------------------------------------------
       10,000    Lamar County, MS Pollution Control
                 (Southern Mississippi Electric Power
                 Association)                                        6.125       03/01/2008     03/01/2005 1          10,150
----------------------------------------------------------------------------------------------------------------------------
      120,000    MS Business Finance Corp.
                 (E.I. DuPont de Nemours& Company)                   7.150       05/01/2016     11/01/2004 1         122,580
----------------------------------------------------------------------------------------------------------------------------
    2,750,000    MS Higher Education Assistance Corp.,
                 Series C                                            6.750       09/01/2014     03/01/2006 1       2,851,310
----------------------------------------------------------------------------------------------------------------------------
       25,000    MS Home Corp. (Government National
                 Mortgage Assn. Collateral Mtg.), Series B           6.500       12/01/2024     12/01/2005 1          25,113
----------------------------------------------------------------------------------------------------------------------------
    1,165,000    MS Home Corp. (Single Family Mtg.), Series I        7.375       06/01/2028     12/01/2011 1       1,196,187
                                                                                                                ------------
                                                                                                                   4,296,507
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--0.6%
    4,095,000    Hanley/Eager Road, MO Transportation
                 Devel. District                                     6.750       12/01/2028     12/01/2010 4       4,095,041
----------------------------------------------------------------------------------------------------------------------------
       15,000    MO HDC (Single Family Hsg.)                         6.000       09/01/2015     03/01/2009 1          15,193
----------------------------------------------------------------------------------------------------------------------------
      520,000    MO HDC (Single Family Hsg.)                         7.250       09/01/2026     03/01/2005 3         520,692
----------------------------------------------------------------------------------------------------------------------------
       85,000    MO HDC (Single Family Hsg.)                         6.100       09/01/2024     09/01/2009 1          86,911
----------------------------------------------------------------------------------------------------------------------------
       15,000    St. Louis County, MO IDA
                 (Covington Manor Apartments)                        6.200       08/20/2020     08/20/2011 1          16,008


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   1,000,000    St. Louis, MO IDA
                 (Kiel Center Multipurpose Arena)                    7.750%      12/01/2013     12/01/2004 1    $  1,020,000
----------------------------------------------------------------------------------------------------------------------------
       50,000    St. Louis, MO Land Clearance Redevel.
                 Authority (St. Louis Place Apartments)              6.250       08/01/2027     05/01/2005 1          50,337
                                                                                                                ------------
                                                                                                                   5,804,182
----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
       20,000    Forsyth, MT Pollution Control
                 (Northwestern Corp.)                                5.900       12/01/2023     12/01/2004 1          20,403
----------------------------------------------------------------------------------------------------------------------------
       20,000    Forsyth, MT Pollution Control
                 (Northwestern Corp.)                                6.125       05/01/2023     05/01/2005 1          20,271
----------------------------------------------------------------------------------------------------------------------------
       25,000    MT Board of Hsg. (Multifamily Mtg.),
                 Series A                                            6.450       08/01/2012     02/01/2005 1          25,044
                                                                                                                ------------
                                                                                                                      65,718
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       20,000    Douglas County, NE Hospital Authority
                 (Catholic Health Corp.)                             6.000       11/15/2022     11/15/2004 1          20,495
----------------------------------------------------------------------------------------------------------------------------
       25,000    NE Investment Finance Authority
                 (Single Family Mtg.), Series C                      6.250       03/01/2021     05/01/2009 1          25,342
----------------------------------------------------------------------------------------------------------------------------
       20,000    NE Investment Finance Authority, Series B           6.400       09/01/2026     03/01/2005 1          20,387
----------------------------------------------------------------------------------------------------------------------------
       20,000    NE Student Loan (Nebhelp Inc.)                      6.000       06/01/2028     03/10/2005 1          20,407
                                                                                                                ------------
                                                                                                                      86,631
----------------------------------------------------------------------------------------------------------------------------
NEVADA--2.8%
       95,000    Clark County, NV IDR
                 (Nevada Power Company)                              5.600       10/01/2030     01/01/2005 1          95,064
----------------------------------------------------------------------------------------------------------------------------
      755,000    Clark County, NV IDR
                 (Nevada Power Company), Series A                    6.700       06/01/2022     12/01/2004 1         784,453
----------------------------------------------------------------------------------------------------------------------------
      185,000    Clark County, NV IDR
                 (Southwest Gas Corp.), Series A                     6.500       12/01/2033     12/01/2005 1         186,674
----------------------------------------------------------------------------------------------------------------------------
       40,000    Clark County, NV Passenger Facility Charge
                 (Las Vegas/Macarran International Airport)          5.500       07/01/2025     07/01/2005 1          40,741
----------------------------------------------------------------------------------------------------------------------------
       20,000    Clark County, NV Passenger Facility Charge
                 (Las Vegas/Macarran International Airport)          5.750       07/01/2023     07/01/2007 1          20,814
----------------------------------------------------------------------------------------------------------------------------
    8,555,000    Las Vegas, NV Paiute Tribe, Series A                6.125       11/01/2012     05/30/2010 2       9,433,342
----------------------------------------------------------------------------------------------------------------------------
      200,000    Las Vegas, NV Paiute Tribe, Series A                6.625       11/01/2017     11/01/2012 1         222,218
----------------------------------------------------------------------------------------------------------------------------
       40,000    NV Hsg. Division (Campaige Place)                   5.450       10/01/2018     10/01/2008 1          41,379
----------------------------------------------------------------------------------------------------------------------------
       25,000    NV Hsg. Division (Single Family Mtg.), Series B     5.650       10/01/2021     10/01/2010 1          26,040
----------------------------------------------------------------------------------------------------------------------------
       35,000    NV Hsg. Division (Single Family Mtg.),
                 Series D-2                                          6.350       04/01/2028     04/01/2008 1          36,090
----------------------------------------------------------------------------------------------------------------------------
       25,000    Reno, NV Hsg. Authority
                 (Ala Moana Apartments)                              6.600       07/01/2026     07/01/2006 1          25,394
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Reno, NV Redevel. Agency Tax Allocation,
                 Series A                                            6.200       06/01/2018     12/01/2005 1       3,020,790


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$     100,000    Washoe County, NV Gas & Water Facilities
                 (Sierra Pacific Power Company)                      5.900%      06/01/2023     12/01/2004 1    $    101,322
----------------------------------------------------------------------------------------------------------------------------
       50,000    Washoe County, NV Gas & Water Facilities
                 (Sierra Pacific Power Company)                      6.300       12/01/2014     07/23/2005 1          51,345
----------------------------------------------------------------------------------------------------------------------------
       70,000    Washoe County, NV Gas Facility
                 (Sierra Pacific Power Company)                      6.700       11/01/2032     11/01/2004 1          71,328
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Washoe County, NV Water Facilities
                 (Sierra Pacific Power Company)                      6.650       06/01/2017     12/01/2004 1      10,414,000
----------------------------------------------------------------------------------------------------------------------------
       30,000    Washoe County, NV Water Facility
                 (Sierra Pacific Power Company)                      5.900       06/01/2023     12/01/2004 1          30,397
                                                                                                                ------------
                                                                                                                  24,601,391
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.7%
    2,000,000    Manchester, NH Hsg. & Redevel.
                 Authority, Series A                                 6.750       01/01/2014     01/01/2010 1       2,235,120
----------------------------------------------------------------------------------------------------------------------------
      230,000    NH HE&H Facilities Authority
                 (Colby-Sawyer College)                              6.800       06/01/2006     06/01/2006           233,376
----------------------------------------------------------------------------------------------------------------------------
      500,000    NH HE&H Facilities Authority
                 (Kendal at Hanover)                                 5.800       10/01/2012     03/01/2005 1         500,880
----------------------------------------------------------------------------------------------------------------------------
    2,900,000    NH HE&H Facilities Authority (United
                 Church of Christ Retirement Community)              7.350       01/01/2018     01/01/2006 1       3,014,434
----------------------------------------------------------------------------------------------------------------------------
       10,000    NH HFA                                              6.125       01/01/2018     07/01/2005 1          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000    NH HFA (Mariners Village)                           6.500       07/01/2026     01/01/2006 1          10,227
----------------------------------------------------------------------------------------------------------------------------
       20,000    NH HFA (Single Family Mtg.), Series B               6.050       07/01/2025     07/01/2005 1          20,181
----------------------------------------------------------------------------------------------------------------------------
       85,000    NH HFA (Single Family Mtg.), Series C               6.900       07/01/2019     07/01/2006 3          85,676
                                                                                                                ------------
                                                                                                                   6,109,905
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.5%
    3,500,000    NJ EDA (Continental Airlines)                       6.625       09/15/2012     09/15/2012         3,103,590
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NJ EDA (RWJ Hospital/CCC/
                 RWJ Health Care Corp. Obligated Group)              6.500       07/01/2024     01/01/2005 1       1,023,680
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NJ EDA (Trigen-Trenton District
                 Energy Company)                                     6.200       12/01/2010     12/01/2004 1       5,107,950
----------------------------------------------------------------------------------------------------------------------------
      750,000    NJ Tobacco Settlement Financing Corp.               6.125       06/01/2024     06/12/2010 2         728,250
----------------------------------------------------------------------------------------------------------------------------
   60,120,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              5.750       06/01/2032     06/15/2011 2      55,550,880
----------------------------------------------------------------------------------------------------------------------------
       80,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              6.000       06/01/2037     05/01/2018 2          69,360
----------------------------------------------------------------------------------------------------------------------------
    1,315,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              6.375       06/01/2032     07/23/2014 2       1,221,714
                                                                                                                ------------
                                                                                                                  66,805,424
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.9%
    2,500,000    Bernalillo County, NM Multifamily Hsg.
                 (Mountain View)                                     7.500       09/20/2033     09/20/2008 1       2,744,150


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$   4,075,000    Farmington, NM Pollution Control
                 (Public Service Company of New Mexico)              6.300%      12/01/2016     12/01/2008 1    $  4,443,543
----------------------------------------------------------------------------------------------------------------------------
      445,000    Farmington, NM Pollution Control
                 (Southern California Edison Company)                5.875       06/01/2023     12/01/2004 1         450,812
----------------------------------------------------------------------------------------------------------------------------
       35,000    Farmington, NM Pollution Control
                 (Southern California Edison Company)                7.200       04/01/2021     04/01/2005 1          35,823
----------------------------------------------------------------------------------------------------------------------------
       15,000    Gallup, NM Pollution Control
                 (Plains Electric Generation & Transmission)         6.650       08/15/2017     08/15/2005 1          15,409
----------------------------------------------------------------------------------------------------------------------------
       20,000    NM MFA (Single Family), Series C                    6.200       07/01/2026     07/01/2007 1          20,588
----------------------------------------------------------------------------------------------------------------------------
        5,000    NM MFA (Single Family), Series D                    5.875       09/01/2021     03/01/2010 1           5,233
                                                                                                                ------------
                                                                                                                   7,715,558
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.7%
    5,000,000    NY Tobacco Settlement Financing Corp.
                 DRIVERS 5                                           8.693 6     06/01/2017     06/01/2011 1       5,921,900
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.4%
      475,000    Asheville, NC COP                                   6.500       02/01/2008     02/01/2005 1         476,781
----------------------------------------------------------------------------------------------------------------------------
       85,000    Burlington, NC Public Housing Assistance
                 Corporation (Alamance Plaza)                        6.750       07/01/2024     01/01/2005 1          85,349
----------------------------------------------------------------------------------------------------------------------------
       40,000    Charlotte-Mecklenburg, NC Hospital
                 Authority (Carolinas Medical Center)                5.875       01/15/2026     01/15/2006 1          42,348
----------------------------------------------------------------------------------------------------------------------------
       50,000    Haywood County, NC IFPCFA
                 (Champion International Corp.)                      6.250       09/01/2025     09/01/2005 1          51,586
----------------------------------------------------------------------------------------------------------------------------
       50,000    Haywood County, NC IFPCFA
                 (Champion International Corp.)                      6.850       05/01/2014     05/01/2005 1          50,704
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Kinston, NC Hsg. Authority (Kinston Towers)         6.750       12/01/2018     12/01/2004 1       2,048,820
----------------------------------------------------------------------------------------------------------------------------
       55,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              5.650       12/01/2023     12/01/2005 1          55,193
----------------------------------------------------------------------------------------------------------------------------
    1,110,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              6.000       11/01/2025     11/01/2007 1       1,138,005
----------------------------------------------------------------------------------------------------------------------------
    5,905,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              6.800       05/01/2024     05/01/2005 1       6,049,909
----------------------------------------------------------------------------------------------------------------------------
      590,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2017     01/01/2005 1         591,640
----------------------------------------------------------------------------------------------------------------------------
      415,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2021     01/01/2005 1         416,079
----------------------------------------------------------------------------------------------------------------------------
      790,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2021     01/01/2005 1         792,054
----------------------------------------------------------------------------------------------------------------------------
       30,000    NC Eastern Municipal Power Agency, Series B         6.250       01/01/2023     01/01/2005 1          30,332
----------------------------------------------------------------------------------------------------------------------------
        5,000    NC HFA, Series JJ                                   6.450       09/01/2027     03/01/2008 1           5,172
----------------------------------------------------------------------------------------------------------------------------
       10,000    NC HFA, Series Z                                    6.600       09/01/2026     09/01/2006 1          10,209
----------------------------------------------------------------------------------------------------------------------------
       10,000    NC Medical Care Commission Hospital
                 (Almance Health System)                             5.500       08/15/2013     02/15/2005 1          10,129
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NC Student Education Assistance Authority
                 (Guaranteed Student Loan)                           6.350       07/01/2016     07/01/2006 1       1,051,340
                                                                                                                ------------
                                                                                                                  12,905,650


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
$      15,000    ND HFA                                              5.950%      07/01/2010     01/01/2009 1    $     15,323
----------------------------------------------------------------------------------------------------------------------------
OHIO--3.6%
      975,000    Cleveland, OH Airport (Continental Airlines)        5.500       12/01/2008     01/09/2007 2         903,201
----------------------------------------------------------------------------------------------------------------------------
       50,000    Columbus, OH Sewer Improvement Bonds                6.000       09/15/2010     03/15/2005 1          50,205
----------------------------------------------------------------------------------------------------------------------------
       15,000    Conneaut, OH Hsg.
                 (Section 8 Assisted Project)                        5.625       07/01/2022     07/01/2006 1          15,289
----------------------------------------------------------------------------------------------------------------------------
       30,000    Coshocton County, OH Solid Waste
                 Disposal (Stone Container Corp.)                    7.875       08/01/2013     02/01/2005 1          30,351
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Eaton, OH Industrial Devel.
                 (Baxter International)                              6.500       12/01/2012     12/01/2004 1       1,554,150
----------------------------------------------------------------------------------------------------------------------------
      690,000    Gateway, OH Economic Devel. Corp.
                 (Cleveland OH Stadium)                              6.500       09/15/2014     10/14/2004 1         698,080
----------------------------------------------------------------------------------------------------------------------------
       25,000    Lorain County, OH Elderly Hsg. Corp.
                 (Harr Plaza)                                        6.375       07/15/2019     07/15/2005 1          25,276
----------------------------------------------------------------------------------------------------------------------------
    3,015,000    Marion County, OH HCF
                 (United Church Homes)                               6.375       11/15/2010     11/15/2004 1       3,071,682
----------------------------------------------------------------------------------------------------------------------------
       10,000    Montgomery County, OH Administration
                 Building (Sisters Of Charity Health Care
                 Systems Inc.)                                       6.625       05/15/2021     11/15/2004 1          10,039
----------------------------------------------------------------------------------------------------------------------------
       25,000    Montgomery County, OH Multifamily Hsg.
                 (Creekside Villas)                                  6.000       09/01/2031     09/01/2009 1          25,918
----------------------------------------------------------------------------------------------------------------------------
       85,000    Mount Vernon, OH City School District               5.850       12/01/2019     12/01/2004 1          86,408
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           6.000       12/01/2013     12/01/2009 1       3,169,140
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           6.100       08/01/2020     08/01/2009 1       1,515,210
----------------------------------------------------------------------------------------------------------------------------
       20,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           7.000       09/01/2009     03/01/2005 1          20,056
----------------------------------------------------------------------------------------------------------------------------
      110,000    OH Air Quality Devel. Authority
                 (Dayton Power & Light Company)                      6.400       08/15/2027     02/15/2005 1         110,099
----------------------------------------------------------------------------------------------------------------------------
      200,000    OH Air Quality Devel. Authority
                 (JMG Funding)                                       6.375       01/01/2029     10/01/2004 1         204,708
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    OH Air Quality Devel. Authority
                 (JMG Funding)                                       6.375       04/01/2029     10/01/2004 1       1,023,540
----------------------------------------------------------------------------------------------------------------------------
       20,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                5.900       05/01/2018     11/01/2004 1          20,257
----------------------------------------------------------------------------------------------------------------------------
       15,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                5.900       05/01/2018     05/01/2005 1          15,192
----------------------------------------------------------------------------------------------------------------------------
       45,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                6.150       08/01/2023     02/01/2005 1          46,059
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Education Loan, Series A                         5.850       12/01/2019     06/01/2009 1          26,304
----------------------------------------------------------------------------------------------------------------------------
      240,000    OH Environmental Facilities
                 (Ford Motor Company)                                5.950       09/01/2029     09/01/2011 1         244,819
----------------------------------------------------------------------------------------------------------------------------
      275,000    OH HFA                                              5.750       09/01/2030     07/01/2009 1         281,738


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      15,000    OH HFA                                              6.050%      09/01/2017     09/01/2007 1    $     15,864
----------------------------------------------------------------------------------------------------------------------------
       35,000    OH HFA                                              6.300       09/01/2017     03/01/2005 1          35,970
----------------------------------------------------------------------------------------------------------------------------
    8,370,000    OH Water Devel. Authority
                 (Cleveland Electric Illuminating Company)           7.700       08/01/2025     08/01/2005 1       8,872,535
----------------------------------------------------------------------------------------------------------------------------
      200,000    OH Water Devel. Authority
                 (Dayton Power & Light Company)                      6.400       08/15/2027     02/15/2005 1         204,370
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Water Devel. Authority
                 (General Motors Corp.)                              5.900       06/15/2008     12/15/2004 1          25,053
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Water Devel. Authority
                 (Pennsylvania Power & Light Company)                6.150       08/01/2023     02/01/2005 1          25,588
----------------------------------------------------------------------------------------------------------------------------
       35,000    OH Water Devel. Authority (Pure Water)              5.500       12/01/2018     12/01/2004 1          35,204
----------------------------------------------------------------------------------------------------------------------------
       25,000    Shawnee, OH State University General
                 Receipts, Series A                                  7.100       06/01/2009     12/01/2004 1          25,005
----------------------------------------------------------------------------------------------------------------------------
    9,670,000    Toledo-Lucas County, OH Port Authority
                 (Bax Global)                                        6.250       11/01/2013     07/19/2010 1       9,772,115
----------------------------------------------------------------------------------------------------------------------------
       10,000    Warren County, OH Sewer System                      6.700       12/01/2016     12/01/2004 1          10,076
                                                                                                                ------------
                                                                                                                  32,169,501
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.2%
       85,000    OK HFA (Homeownership Loans)                        8.050       03/01/2027     09/01/2008 1          86,900
----------------------------------------------------------------------------------------------------------------------------
       20,000    Rogers County, OK HFA
                 (Multifamily Hsg.), Series A                        7.750       08/01/2023     02/01/2005 1          20,294
----------------------------------------------------------------------------------------------------------------------------
    4,195,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 5.375       12/01/2035     12/01/2006 4       3,949,844
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 5.650       12/01/2035     12/01/2008 4       2,673,420
----------------------------------------------------------------------------------------------------------------------------
    8,350,000    Tulsa, OK Municipal Airport Trust
                 American Airlines)                                  5.800       06/01/2035     12/01/2004 4       8,318,855
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 6.000       06/01/2035     12/01/2008 4       4,572,950
                                                                                                                ------------
                                                                                                                  19,622,263
----------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
       10,000    Eugene, OR Trojan Nuclear Project                   5.900       09/01/2009     03/01/2005 1          10,106
----------------------------------------------------------------------------------------------------------------------------
       25,000    OR GO                                               6.375       08/01/2024     08/01/2005 1          25,095
----------------------------------------------------------------------------------------------------------------------------
      150,000    OR Hsg. & Community Services Dept.
                 (Multifamily), Series A                             5.950       07/01/2030     07/01/2010 1         155,058
----------------------------------------------------------------------------------------------------------------------------
       25,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      5.450       07/01/2024     07/01/2005 1          25,157
----------------------------------------------------------------------------------------------------------------------------
      120,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      5.800       07/01/2016     07/01/2007 1         123,509
----------------------------------------------------------------------------------------------------------------------------
       15,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      6.200       07/01/2027     07/01/2009 1          15,688
----------------------------------------------------------------------------------------------------------------------------
      260,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series F                      5.650       07/01/2028     07/01/2009 1         266,529


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$     135,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series H                      6.000%      07/01/2027     07/01/2008 1    $    139,346
----------------------------------------------------------------------------------------------------------------------------
      100,000    OR Hsg. & Community Services Dept.,
                 Series B                                            5.900       07/01/2019     07/01/2009 1         105,150
----------------------------------------------------------------------------------------------------------------------------
       20,000    OR Hsg. (Elderly & Disabled Hsg.)                   6.300       08/01/2026     08/01/2006 1          20,417
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port St. Helen's, OR Pollution Control
                 (Portland General Electric Company)                 7.125       12/15/2014     12/15/2004 1          50,658
                                                                                                                ------------
                                                                                                                     936,713
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.0%
    1,250,000    Allegheny County, PA HDA
                 (West Penn Allegheny Health System)                 9.250       11/15/2022     11/15/2012 1       1,427,238
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Allegheny County, PA HDA
                 (West Penn Allegheny Health System)                 9.250       11/15/2030     11/15/2010 1       1,149,210
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Beaver County, PA IDA
                 (Toledo Edison Company)                             7.625       05/01/2020     05/01/2005 1       4,183,200
----------------------------------------------------------------------------------------------------------------------------
    1,800,000    Carbon County, PA IDA
                 (Panther Creek Partners)                            6.650       05/01/2010     11/17/2007 2       1,948,842
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    PA EDFA (Colver)                                    7.125       12/01/2015     12/01/2004 1       2,048,660
----------------------------------------------------------------------------------------------------------------------------
    5,300,000    PA EDFA (Colver)                                    7.150       12/01/2018     12/01/2004 1       5,446,068
----------------------------------------------------------------------------------------------------------------------------
    9,000,000    PA EDFA (Northampton Generating)                    6.400       01/01/2009     01/01/2005 1       9,183,240
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    PA EDFA (Northampton Generating)                    6.500       01/01/2013     01/01/2006 1       2,023,320
----------------------------------------------------------------------------------------------------------------------------
      840,000    PA EDFA (Northampton Generating)                    6.750       01/01/2007     07/12/2005 2         869,131
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    PA EDFA (Sun Company)                               7.600       12/01/2024     12/01/2004 1      15,405,600
----------------------------------------------------------------------------------------------------------------------------
       25,000    PA HFA (Single Family Mtg.), Series 60A             5.750       04/01/2017     04/01/2009 1          26,052
----------------------------------------------------------------------------------------------------------------------------
      500,000    Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)                          5.750       04/01/2034     04/01/2006 4         500,025
----------------------------------------------------------------------------------------------------------------------------
      100,000    Philadelphia, PA Gas Works, 15th Series             5.500       08/01/2010     02/01/2005 1         102,144
                                                                                                                ------------
                                                                                                                  44,312,730
----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--3.3%
----------------------------------------------------------------------------------------------------------------------------
       30,000    RI Student Loan Authority                           6.450       12/01/2015     12/01/2005 1          31,191
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    RI Tobacco Settlement Financing Corp.
                 (TASC)                                              6.250       06/01/2042     04/24/2014 2         917,297
----------------------------------------------------------------------------------------------------------------------------
    1,610,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                    6.000       06/01/2023     01/12/2010 2       1,532,672
----------------------------------------------------------------------------------------------------------------------------
   30,175,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                    6.125       06/01/2032     04/24/2014 2      27,283,933
                                                                                                                ------------
                                                                                                                  29,765,093
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.3%
       65,000    Charleston County, SC Hospital Facilities
                 (Bon Secours Health System)                         5.625       08/15/2025     02/15/2005 1          66,530


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      85,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                            5.500%      10/01/2019     10/01/2004 1    $     85,092
----------------------------------------------------------------------------------------------------------------------------
       50,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                            6.000       10/01/2009     10/01/2004 1          50,055
----------------------------------------------------------------------------------------------------------------------------
    2,210,000    Darlington County, SC IDR
                 (Sonoco Products Company)                           6.000       04/01/2026     04/01/2006 1       2,328,301
----------------------------------------------------------------------------------------------------------------------------
      710,000    Darlington County, SC IDR
                 (Sonoco Products Company)                           6.125       06/01/2025     06/01/2007 1         738,748
----------------------------------------------------------------------------------------------------------------------------
      260,000    Florence County, SC IDR
                 (Stone Container Corp.)                             7.375       02/01/2007     02/01/2005 1         262,226
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    Richland County, SC Environmental
                 Improvement (International Paper
                 Company)                                            6.100       04/01/2026     04/01/2014 1       2,443,037
----------------------------------------------------------------------------------------------------------------------------
       65,000    Richland-Lexington, SC Airport District
                 (Columbia Metropolitan Airport)                     5.700       01/01/2026     01/01/2007 1          67,597
----------------------------------------------------------------------------------------------------------------------------
       15,000    SC Hsg. Finance & Redevel. Authority
                 (Westbury Place)                                    6.050       07/01/2027     01/01/2005 1          15,042
----------------------------------------------------------------------------------------------------------------------------
       20,000    SC Hsg. Finance & Redevel. Authority,
                 Series A-2                                          6.750       07/01/2026     07/01/2006 1          20,419
----------------------------------------------------------------------------------------------------------------------------
       10,000    SC Jobs-Economic Devel. Authority
                 (Plasti-Line, Inc.)                                 6.250       07/01/2017     07/01/2005 1          10,012
----------------------------------------------------------------------------------------------------------------------------
    7,630,000    SC Tobacco Settlement Management
                 Authority, Series B                                 6.000       05/15/2022     06/05/2010 2       7,267,041
----------------------------------------------------------------------------------------------------------------------------
    9,180,000    SC Tobacco Settlement Management
                 Authority, Series B                                 6.375       05/15/2028     07/05/2014 2       8,535,656
----------------------------------------------------------------------------------------------------------------------------
      130,000    SC Western Carolina Regional Sewer
                 Authority                                           5.500       03/01/2010     03/01/2005 1         131,702
----------------------------------------------------------------------------------------------------------------------------
    7,500,000    Spartanburg County, SC Solid Waste
                 Disposal Facilities (BMW US Capital Corp.)          7.550       11/01/2024     11/01/2004 1       7,881,750
                                                                                                                ------------
                                                                                                                  29,903,208
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.4%
       55,000    Pennington County, SD Pollution Control
                 (Black Hills Power & Light Company)                 6.700       06/01/2010     12/01/2004 1          55,078
----------------------------------------------------------------------------------------------------------------------------
    3,250,000    SD Educational Enhancement Funding
                 Corp. Tobacco Settlement                            6.500       06/01/2032     12/13/2015 2       3,069,040
                                                                                                                ------------
                                                                                                                   3,124,118
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.5%
       80,000    Humphreys County, TN IDB
                 (E.I. DuPont de Nemours & Company)                  6.700       05/01/2024     05/01/2005 1          81,872
----------------------------------------------------------------------------------------------------------------------------
    4,250,000    Maury County, TN IDB
                 (General Motors Company)                            6.500       09/01/2024     03/01/2005 1       4,346,858
----------------------------------------------------------------------------------------------------------------------------
       15,000    Memphis, TN HFC
                 (Saint's Court Apartments)                          6.000       09/01/2013     09/01/2007 1          15,247


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      25,000    Metropolitan Government Nashville
                 & Davidson County, TN Water & Sewer                 5.500%      01/01/2016     01/01/2005 1    $     25,072
----------------------------------------------------------------------------------------------------------------------------
       35,000    South Fulton, TN IDB (Tyson Foods)                  6.350       10/01/2015     10/01/2005 1          36,164
----------------------------------------------------------------------------------------------------------------------------
       50,000    South Fulton, TN IDB (Tyson Foods)                  6.400       10/01/2020     10/01/2005 1          52,564
----------------------------------------------------------------------------------------------------------------------------
       15,000    TN Hsg. Devel. Agency                               5.850       07/01/2023     07/01/2009 1          15,315
----------------------------------------------------------------------------------------------------------------------------
       15,000    TN Hsg. Devel. Agency                               6.375       07/01/2022     07/01/2008 1          15,147
                                                                                                                ------------
                                                                                                                   4,588,239
----------------------------------------------------------------------------------------------------------------------------
TEXAS--9.6%
    1,010,000    Alliance Airport Authority, TX
                 (Federal Express Corp.)                             6.375       04/01/2021     04/01/2006 1       1,059,965
----------------------------------------------------------------------------------------------------------------------------
       55,000    Austin, TX Airport System, Series A                 6.125       11/15/2025     11/15/2005 1          58,379
----------------------------------------------------------------------------------------------------------------------------
       70,000    Austin, TX Utility System                           6.250       05/15/2016     11/15/2004 1          71,807
----------------------------------------------------------------------------------------------------------------------------
       65,000    Baytown, TX Properties Management
                 & Devel. Corp. ( Baytown Terrace)                   6.100       08/15/2021     02/15/2005 1          65,079
----------------------------------------------------------------------------------------------------------------------------
       50,000    Brazos County, TX HFDC
                 (St. Joseph Hospital & Health Center)               6.000       01/01/2013     01/01/2005 1          51,072
----------------------------------------------------------------------------------------------------------------------------
    4,400,000    Brazos River Authority, TX
                 (Centerpoint Energy)                                7.750       12/01/2018     12/01/2008 1       4,826,228
----------------------------------------------------------------------------------------------------------------------------
   14,085,000    Brazos River Authority, TX
                 (TXU Energy Company)                                6.750       04/01/2038     04/01/2013 4      15,899,148
----------------------------------------------------------------------------------------------------------------------------
       15,000    Brazos River Authority, TX
                 (TXU Energy Company)                                6.750       10/01/2038     10/01/2014 1          15,814
----------------------------------------------------------------------------------------------------------------------------
    6,150,000    Brazos River Authority, TX
                 (TXU Energy Company)                                7.700       04/01/2033     04/01/2013 1       7,310,321
----------------------------------------------------------------------------------------------------------------------------
      250,000    Brazos River, TX Harbor Navigation District
                 (Dow Chemical Company)                              6.625       05/15/2033     05/15/2012 1         275,920
----------------------------------------------------------------------------------------------------------------------------
      705,000    Dallas, TX Hsg. Corp.
                 (Estell Village Apartments)                         7.875       12/01/2009     12/01/2004 1         713,777
----------------------------------------------------------------------------------------------------------------------------
    7,345,000    Dallas-Fort Worth, TX International Airport
                 (American Airlines)                                 6.050       05/01/2029     11/01/2005 4       6,991,191
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 5                                   8.965 6     11/01/2021     11/01/2009 1      11,549,700
----------------------------------------------------------------------------------------------------------------------------
    7,500,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 5                                  10.214 6     01/01/2035     01/01/2009 1       9,172,575
----------------------------------------------------------------------------------------------------------------------------
    8,455,000    Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp. (Learjet)                6.150       01/01/2016     08/01/2008 1       8,433,693
----------------------------------------------------------------------------------------------------------------------------
       15,000    Dilley, TX Special Project
                 (Department of Criminal Justice)                    7.000       04/01/2009     10/01/2004 1          15,394
----------------------------------------------------------------------------------------------------------------------------
       30,000    Grand Prairie, TX Hsg. Finance Corporation
                 (Windsor Hsg. Foundation)                           6.875       02/01/2025     02/01/2005 1          31,122
----------------------------------------------------------------------------------------------------------------------------
       50,000    Harrison County, TX HFDC
                 (Marshall Regional Medical Center)                  5.500       01/01/2018     01/01/2010 1          51,839
----------------------------------------------------------------------------------------------------------------------------
    1,343,000    Heart of TX HFC (Waco Parkside Village)             7.400       09/20/2035     09/20/2011 1       1,463,736


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   8,200,000    Lower CO River Authority, TX Pollution
                 Control (Samsung Electronics Company)               6.375%      04/01/2027     04/01/2007 1    $  8,880,026
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Lower Neches Valley, TX IDC
                 (Mobil Oil Refining Corp.)                          6.400       03/01/2030     03/01/2005 1       1,027,430
----------------------------------------------------------------------------------------------------------------------------
       85,000    Matagorda County, TX Navigation District
                 (Centerpoint Energy)                                8.000       05/01/2029     04/10/2008 1          94,583
----------------------------------------------------------------------------------------------------------------------------
      120,000    Matagorda County, TX Navigation
                 District No. 1 (Central Power & Light)              6.000       07/01/2028     01/01/2005 1         121,583
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    North Forest, TX Independent School
                 District GO                                         6.000       08/15/2025     02/15/2006 1       1,817,358
----------------------------------------------------------------------------------------------------------------------------
      165,000    Ranger, TX Hsg. Corp. (Ranger Apartments)           7.500       03/01/2009     03/01/2005 1         173,689
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Ranger, TX Hsg. Corp. (Ranger Apartments),
                 Series A                                            8.800       03/01/2024     03/01/2005 1       1,056,540
----------------------------------------------------------------------------------------------------------------------------
       10,000    Royse City, TX Certificates of Obligation           6.500       08/01/2006     02/01/2005 1          10,031
----------------------------------------------------------------------------------------------------------------------------
      500,000    South Plains, TX Regional Hsg. Authority
                 (Section 8)                                         6.900       08/01/2009     08/01/2007 1         512,135
----------------------------------------------------------------------------------------------------------------------------
       10,000    Trinity, TX River Authority Cade Branch
                 Wastewater                                          6.350       08/01/2013     02/15/2005 1          10,297
----------------------------------------------------------------------------------------------------------------------------
      310,000    TX Department of Hsg. & Community
                 Affairs (Single Family)                             5.800       09/01/2029     09/01/2007 1         319,880
----------------------------------------------------------------------------------------------------------------------------
       40,000    TX Department of Hsg. & Community
                 Affairs (Single Family)                             6.000       03/01/2017     09/01/2008 1          40,236
----------------------------------------------------------------------------------------------------------------------------
       45,000    TX GO                                               5.750       08/01/2020     08/01/2005 1          46,105
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX GO                                               6.250       12/01/2026     02/01/2010 1          25,189
----------------------------------------------------------------------------------------------------------------------------
       10,000    TX Panhandle Elderly Apartments Corp.
                 (Pampa Partnership LTD)                             7.000       05/01/2010     06/18/2008 2           9,839
----------------------------------------------------------------------------------------------------------------------------
    2,295,000    TX Panhandle HFA
                 (Amarillo Affordable Hsg.)                          6.625       03/01/2020     03/01/2012 1       2,451,450
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX State College Student Loans                      6.000       08/01/2016     02/01/2005 1          25,040
----------------------------------------------------------------------------------------------------------------------------
       55,000    TX State College Student Loans                      6.000       08/01/2019     02/01/2005 1          55,085
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX State Research Division (Veteran's Land)         6.400       12/01/2024     12/01/2004 1          25,175
----------------------------------------------------------------------------------------------------------------------------
       35,000    TX State Veterans Hsg. Assistance, Series A         7.000       12/01/2025     12/01/2004 1          35,779
----------------------------------------------------------------------------------------------------------------------------
       45,000    TX State Veterans Hsg. Assistance, Series B         6.100       06/01/2031     12/01/2009 1          47,907
----------------------------------------------------------------------------------------------------------------------------
       50,000    TX State Veterans Hsg. Assistance, Series B-1       5.700       12/01/2014     12/01/2005 1          50,605
----------------------------------------------------------------------------------------------------------------------------
       10,000    TX State Veterans Hsg. Assistance, Series DD        7.000       12/01/2025     12/01/2004 1          10,223
----------------------------------------------------------------------------------------------------------------------------
       10,000    Tyler, TX Junior College District                   5.875       08/15/2011     02/15/2005 1          10,034
----------------------------------------------------------------------------------------------------------------------------
      615,000    West Side Calhoun County, TX Naval District
                 (Union Carbide Chemical & Plastics)                 6.400       05/01/2023     05/01/2023           613,235
                                                                                                                ------------
                                                                                                                  85,526,214
----------------------------------------------------------------------------------------------------------------------------
U. S. POSSESSIONS--0.6%
    2,220,000    Puerto Rico Children's Trust Fund (TASC)            5.375       05/15/2033     11/12/2013 2       2,038,226
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Municipal Finance Agency
                 RITES 5                                             9.621 6     08/01/2013     08/01/2009 1       2,466,041


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     750,000    V.I. Public Finance Authority, Series A             6.375%      10/01/2019     10/01/2010 1    $    852,720
                                                                                                                ------------
                                                                                                                   5,356,987
----------------------------------------------------------------------------------------------------------------------------
UTAH--0.0%
      205,000    Emery County, UT Pollution Control
                 (Pacificorp)                                        5.625       11/01/2023     11/01/2004 1         209,528
----------------------------------------------------------------------------------------------------------------------------
       10,000    UT HFA                                              5.950       01/01/2024     07/01/2007 1          10,243
----------------------------------------------------------------------------------------------------------------------------
        5,000    UT HFA                                              6.150       07/01/2025     01/01/2006 1           5,069
----------------------------------------------------------------------------------------------------------------------------
        5,000    UT HFA                                              6.650       07/01/2020     01/01/2005 1           5,107
----------------------------------------------------------------------------------------------------------------------------
       30,000    UT State Building Ownership Authority,
                 Series A                                            5.750       08/15/2011     02/15/2005 1          30,424
----------------------------------------------------------------------------------------------------------------------------
       20,000    UT University Campus Facilities System,
                 Series A                                            6.750       10/01/2014     10/01/2004 1          20,597
                                                                                                                ------------
                                                                                                                     280,968
----------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
       55,000    VT E&HBFA (Lyndon Institute)                        6.000       12/01/2006     07/25/2005 2          56,130
----------------------------------------------------------------------------------------------------------------------------
       50,000    VT E&HBFA (Lyndon Institute)                        6.600       12/01/2014     12/01/2006 1          52,325
----------------------------------------------------------------------------------------------------------------------------
       35,000    VT HFA (Multifamily Hsg.), Series A                 5.750       02/15/2029     02/15/2009 1          35,942
----------------------------------------------------------------------------------------------------------------------------
      115,000    VT HFA (Single Family), Series 11A                  5.900       05/01/2019     07/15/2006 3         116,960
----------------------------------------------------------------------------------------------------------------------------
       30,000    VT HFA (Single Family), Series 9                    5.900       05/01/2029     06/01/2009 1          31,008
                                                                                                                ------------
                                                                                                                     292,365
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.2%
       25,000    Alexandria, VA IDA (Alexandria Hospital)            5.500       07/01/2014     01/01/2005 1          25,289
----------------------------------------------------------------------------------------------------------------------------
    2,985,000    Fairfax County, VA Redevel. & Hsg.
                 Authority (Burke Shire Commons)                     7.600       10/01/2036     10/01/2006 1       3,362,722
----------------------------------------------------------------------------------------------------------------------------
       25,000    Harrisonburg, VA IDA
                 (Rockingham Memorial Hospital)                      5.250       12/01/2022     12/01/2004 1          25,041
----------------------------------------------------------------------------------------------------------------------------
    1,040,000    Isle Wight County, VA IDA Solid Waste
                 (Union Camp Corp.)                                  6.550       04/01/2024     04/01/2006 1       1,064,034
----------------------------------------------------------------------------------------------------------------------------
       10,000    Manassas, VA GO, Series B                           6.000       05/01/2014     05/01/2005 1          10,232
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Pittsylvania County, VA IDA
                 (Multitrade of Pittsylvania)                        7.450       01/01/2009     01/01/2005 1       1,539,825
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    Pittsylvania County, VA IDA
                 (Multitrade of Pittsylvania)                        7.550       01/01/2019     01/01/2005 1       6,929,213
----------------------------------------------------------------------------------------------------------------------------
      350,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.000       08/15/2010     08/15/2010           343,560
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.000       08/15/2011     08/15/2011         2,436,600
----------------------------------------------------------------------------------------------------------------------------
    3,100,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.250       08/15/2008     08/15/2008         3,168,346
----------------------------------------------------------------------------------------------------------------------------
       40,000    Southampton County, VA IDA
                 Medical Facilities Mtg.                             5.625       01/15/2022     07/15/2009 1          43,138
----------------------------------------------------------------------------------------------------------------------------
      450,000    VA Hsg. Devel. Authority, Series C                  6.650       11/01/2013     01/01/2005 1         463,986
                                                                                                                ------------
                                                                                                                  19,411,986


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.7%
$      15,000    King County, WA Hsg. Authority, Series A            6.800%      03/01/2026     03/01/2005 1    $     15,383
----------------------------------------------------------------------------------------------------------------------------
       25,000    King County, WA Public Hospital District
                 (Valley Medical Center)                             5.500       09/01/2017     03/01/2005 1          25,598
----------------------------------------------------------------------------------------------------------------------------
       20,000    Pierce County, WA Economic Devel. Corp.
                 (Occidental Petroleum Corp.)                        5.800       09/01/2029     09/01/2005 1          20,041
----------------------------------------------------------------------------------------------------------------------------
       25,000    South Columbia, WA Basin Irrigation District        6.200       06/01/2005     12/01/2004 1          25,093
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Vancouver, WA Downtown Redevel.
                 Authority (Conference Center)                       6.000       01/01/2028     01/01/2014 1       1,584,285
----------------------------------------------------------------------------------------------------------------------------
    2,175,000    WA Economic Devel. Finance Authority
                 (Lindal Cedar Homes)                                5.800       11/01/2017     11/01/2004 1       2,266,372
----------------------------------------------------------------------------------------------------------------------------
      100,000    WA HCF Authority
                 (Harrison Memorial Hospital)                        5.300       08/15/2014     02/15/2005 1         102,275
----------------------------------------------------------------------------------------------------------------------------
      155,000    WA HFC (The Hearthstone)                            6.250       01/01/2021     01/01/2005 1         158,889
----------------------------------------------------------------------------------------------------------------------------
       25,000    WA Hsg. Finance Commission
                 (Clare House Apartments)                            5.750       07/01/2030     07/01/2008 1          25,380
----------------------------------------------------------------------------------------------------------------------------
      695,000    WA State Hsg. Finance Commission
                 (Antioch University)                                6.350       01/01/2027     01/01/2006 1         736,811
----------------------------------------------------------------------------------------------------------------------------
       10,000    WA State Hsg. Finance Commission
                 (Gilman Meadows)                                    7.400       01/01/2030     02/14/2007 1          10,266
----------------------------------------------------------------------------------------------------------------------------
    1,595,000    WA Tobacco Settlement Authority (TASC)              6.625       06/01/2032     07/29/2017 2       1,511,853
                                                                                                                ------------
                                                                                                                   6,482,246
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
    2,400,000    Berkeley County, WV Building Commission
                 (City Hospital)                                     6.500       11/01/2022     11/01/2004 1       2,401,296
----------------------------------------------------------------------------------------------------------------------------
       80,000    Braxton County, WV Solid Waste Disposal
                 (Weyerhaeuser Company)                              6.125       04/01/2026     10/23/2006 1          83,058
----------------------------------------------------------------------------------------------------------------------------
       50,000    Jefferson County, WV Residental Mtg.,
                 Series A                                            7.750       01/01/2007     01/01/2005 1          50,017
----------------------------------------------------------------------------------------------------------------------------
       50,000    Kanawha County, WV Industrial Devel.
                 (The Kroger Company)                                7.125       11/01/2012     11/01/2005 1          50,690
----------------------------------------------------------------------------------------------------------------------------
    1,025,000    Kanawha County, WV Industrial Devel.
                 (Union Carbide Chemical & Plastics
                 Company)                                            8.000       08/01/2020     02/01/2005 1       1,026,333
----------------------------------------------------------------------------------------------------------------------------
       25,000    Marshall County, WV Pollution Control
                 (Ohio Power Company)                                5.900       04/01/2022     04/01/2005 1          25,176
----------------------------------------------------------------------------------------------------------------------------
       10,000    Monongalia County, WV Pollution
                 Control (West Penn Power Company)                   5.950       04/01/2013     04/01/2005 1          10,274
----------------------------------------------------------------------------------------------------------------------------
       25,000    South Charleston, WV IDR
                 (Union Carbide Chemical
                 & Plastics Company)                                 8.000       08/01/2020     02/01/2005 1          25,033
----------------------------------------------------------------------------------------------------------------------------
      140,000    WV Hsg. Development, Series B                       5.350       11/01/2032     05/01/2010 1         141,833
                                                                                                                ------------
                                                                                                                   3,813,710


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--5.1%
$     500,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.000%      06/01/2017     07/12/2015 2    $    474,660
----------------------------------------------------------------------------------------------------------------------------
   29,630,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.125       06/01/2027      02/03/201 2      28,470,874
----------------------------------------------------------------------------------------------------------------------------
   14,755,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.375       06/01/2032     11/28/2016 2      13,539,778
----------------------------------------------------------------------------------------------------------------------------
       60,000    Janesville, WI Industrial Devel.
                 (Paramount Communications)                          7.000       10/15/2017     10/15/2004 1          62,244
----------------------------------------------------------------------------------------------------------------------------
    1,035,000    WI GO                                               5.300       05/01/2023     05/01/2008 1       1,046,789
----------------------------------------------------------------------------------------------------------------------------
      135,000    WI GO                                               6.000       05/01/2027     11/01/2006 1         138,572
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    WI H&EFA
                 (Hess Memorial Hospital Association)                7.875       11/01/2022     11/01/2005 1       1,071,380
----------------------------------------------------------------------------------------------------------------------------
       25,000    WI Hsg. & Economic Devel. Authority                 5.800       11/01/2013     12/01/2004 1          25,515
----------------------------------------------------------------------------------------------------------------------------
      625,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            5.650       11/01/2023     10/01/2004 1         634,819
----------------------------------------------------------------------------------------------------------------------------
       25,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            5.800       11/01/2013     12/01/2004 1          25,501
----------------------------------------------------------------------------------------------------------------------------
        5,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            6.500       11/01/2026     07/01/2007 1           5,105
----------------------------------------------------------------------------------------------------------------------------
       35,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            6.850       11/01/2012     01/01/2005 1          35,065
----------------------------------------------------------------------------------------------------------------------------
       20,000    WI Hsg. & Economic Devel. Authority,
                 Series C                                            5.875       11/01/2019     12/01/2005 1          20,347
                                                                                                                ------------
                                                                                                                  45,550,649
----------------------------------------------------------------------------------------------------------------------------
WYOMING--1.2%
       20,000    Lincoln County, WY Pollution Control
                 (PacifiCorp)                                        5.625       11/01/2021     11/01/2005 1          20,443
----------------------------------------------------------------------------------------------------------------------------
    9,495,000    Sweetwater County, WY Pollution Control
                 (Idaho Power Company)                               6.050       07/15/2026     07/15/2006 1      10,088,912
----------------------------------------------------------------------------------------------------------------------------
      225,000    Weston County, WY Pollution Control
                 (Black Hills Corp.)                                 6.700       06/01/2010     12/01/2004 1         225,461
                                                                                                                ------------
                                                                                                                  10,334,816
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--1.2%
   10,000,000    Charter Mac Equity Issuer Trust, Series B3-1        6.000       04/30/2015     04/30/2015        10,618,400

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $862,836,834)--99.8%                                                           892,195,810
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.2                                                                               1,840,250
                                                                                                                ------------
NET ASSETS--100.0%                                                                                              $894,036,060
                                                                                                                ============


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   1. Optional call date; corresponds to the most conservative yield calculation.

   2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   3. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   4. Date of mandatory put.

5. Illiquid security. See Note 5 of Notes to Financial Statements.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

7. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ADA         Atlanta Development Authority

CAU         Clark Atlanta University

CCC         Continuing Care Center

CDA         Communities Development Authority

COP         Certificates of Participation

DFA         Development Finance Authority

DRIVERS     Derivative Inverse Tax Exempt Receipts

E&HBFA      Educational Health Buildings Financing Agency

EDA         Economic Development Authority

EDC         Economic Development Corporation

EDFA        Economic Development Finance Authority

EF&CD       Environmental Facilities and Community Development

EFA         Educational Facilities Authority

FHA         Federal Housing Agency

GO          General Obligation

H&EFA       Health and Educational Facilities Authority

H&HEFA      Hospitals and Higher Education Facilities Authority

HCF         Health Care Facilities

HDA         Hospital Development Authority

HDC         Housing Development Corp.

HE&H        Higher Educational and Health

HF&D        Housing Finance and Development

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HFDC        Health Facilities Development Corp.

HOC         Housing Opportunities Commission

IDA         Industrial Development Agency

IDB         Industrial Development Board

IDC         Industrial Development Corporation

IDR         Industrial Development Revenue

IFPCFA      Industrial Facilities and Pollution Control Financing Authority

INFLOS      Inverse Floating Rate Securities

IRS         Inverse Rate Security

MFA         Mortgage Finance Authority

PARS        Periodic Auction Reset Securities

RITES       Residual Interest Tax Exempt Security

RWJ         Robert Wood Johnson

TASC        Tobacco Settlement Asset-Backed Bonds

V.I.        United States Virgin Islands


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                               PERCENT
-------------------------------------------------------------------------------
AAA                                                                      13.6%
AA                                                                        2.4
A                                                                        12.5
BBB                                                                      66.6
BB                                                                        0.8
B                                                                         2.9
CCC                                                                       0.8
Not Rated                                                                 0.4
                                                                        -------
Total                                                                   100.0%
                                                                        =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

As of September 30, 2004, securities subject to the alternative minimum tax amount to $337,870,525 or 37.79% of the Fund's net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $862,836,834)--see
accompanying statement of investments                                                  $  892,195,810
------------------------------------------------------------------------------------------------------
Cash                                                                                          577,339
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   18,842,252
Investments sold                                                                           12,550,219
Shares of beneficial interest sold                                                          6,973,706
Other                                                                                          59,295
                                                                                       ---------------
Total assets                                                                              931,198,621

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.6800% at September 30, 2004)                        27,400,000
Investments purchased                                                                       6,901,472
Shares of beneficial interest redeemed                                                      1,329,099
Dividends                                                                                     851,717
Distribution and service plan fees                                                            514,279
Interest expense                                                                               58,078
Transfer and shareholder servicing agent fees                                                  44,894
Shareholder communications                                                                     37,197
Trustees' compensation                                                                         10,107
Other                                                                                          15,718
                                                                                       ---------------
Total liabilities                                                                          37,162,561

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  894,036,060
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       58,952
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                875,205,212
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (109,321)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (10,477,759)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 29,358,976

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  894,036,060
                                                                                       ===============


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $491,985,203
and 32,407,814 shares of beneficial interest outstanding)                                             $ 15.18
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)       $ 15.73
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,266,708 and
6,279,619 shares of beneficial interest outstanding)                                                  $ 15.17
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $306,784,149 and
20,264,392 shares of beneficial interest outstanding)                                                 $ 15.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $  41,272,580

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,033,994
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 907,135
Class B                                                                 845,558
Class C                                                               2,431,142
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 237,581
Class B                                                                  56,203
Class C                                                                 117,316
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  35,987
Class B                                                                   7,121
Class C                                                                  12,382
--------------------------------------------------------------------------------
Interest expense                                                      1,124,450
--------------------------------------------------------------------------------
Custodian fees and expenses                                              45,469
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,563
--------------------------------------------------------------------------------
Accounting service fees                                                  12,000
--------------------------------------------------------------------------------
Other                                                                   241,259
                                                                  --------------
Total expenses                                                        9,125,160
Less reduction to custodian expenses                                     (2,085)
Less payments and waivers of expenses                                    (3,082)
                                                                  --------------
Net expenses                                                          9,119,993

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,152,587

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        878,728
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 19,096,316

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  52,127,631
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $    32,152,587       $    16,392,781
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                878,728            (5,386,898)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                19,096,316             4,939,874
                                                                --------------------------------------
Net increase in net assets resulting from operations                 52,127,631            15,945,757

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (18,785,887)           (9,590,308)
Class B                                                              (3,648,251)           (2,105,763)
Class C                                                             (10,544,966)           (4,142,125)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             221,271,819           148,514,970
Class B                                                              21,953,938            46,631,431
Class C                                                             136,270,059           138,391,355

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      398,644,343           333,645,317
------------------------------------------------------------------------------------------------------
Beginning of period                                                 495,391,717           161,746,400
                                                                --------------------------------------
End of period (including accumulated net investment
income (loss) of $(109,321) and $717,196, respectively)         $   894,036,060       $   495,391,717
                                                                ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                      $    52,127,631
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (693,509,537)
Proceeds from disposition of investment securities                  332,693,560
Premium amortization                                                  9,301,839
Discount accretion                                                     (374,865)
Net realized gain on investments                                       (878,728)
Net change in unrealized appreciation on investments                (19,096,316)
Increase in interest receivable                                      (8,457,946)
Increase in receivable for securities sold                           (6,299,870)
Increase in other assets                                                (14,233)
Decrease in payable for securities purchased                        (14,709,428)
Increase in accrued expenses                                            309,407
                                                                ----------------
Net cash used in operating activities                              (348,908,486)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowing                                        390,500,000
Payments on bank borrowing                                         (384,800,000)
Proceeds from shares sold                                           535,106,874
Payment on shares redeemed                                         (178,683,986)
Cash distributions paid                                             (13,124,767)
                                                                ----------------
Net cash provided by financing activities                           348,998,121
--------------------------------------------------------------------------------
Net increase in cash                                                     89,635
--------------------------------------------------------------------------------
Cash, beginning balance                                                 487,704
                                                                ----------------
Cash, ending balance                                            $       577,339
                                                                ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $19,397,276.
Cash paid for interest on bank borrowings--$1,061,531.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2004            2003           2002             2001         2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.70       $   14.86      $   14.71       $    14.28     $  14.76
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .73             .79            .73              .73          .72
Net realized and unrealized gain (loss)                   .51            (.16)           .14              .42         (.39)
                                                     -----------------------------------------------------------------------
Total from investment operations                         1.24             .63            .87             1.15          .33
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.76)           (.79)          (.72)            (.72)        (.72)
Distributions from net realized gain                       --              --             --               --         (.09)
                                                     -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.76)           (.79)          (.72)            (.72)        (.81)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.18       $   14.70      $   14.86       $    14.71     $  14.28
                                                     =======================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       8.62%           4.19%          6.17%            8.22%        2.48%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $491,985       $ 260,413      $ 112,312       $  100,734     $ 99,032
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $371,845       $ 184,574      $ 100,220       $   97,558     $106,818
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.94%           5.36%          5.02%            5.02%        5.13%
Total expenses                                           0.96%           1.00%          0.92%            0.94%        0.94%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3         0.89% 5           N/A 3        N/A 3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%           100%              32%          74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.69       $   14.85       $   14.70       $   14.28     $   14.76
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .15             .41          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .77            1.03           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.17       $   14.69       $   14.85       $   14.70     $   14.28
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.81%           3.40%           5.38%           7.34%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   95,267       $  70,742       $  24,086       $  19,519     $  17,972
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   84,577       $  47,571       $  20,967       $  18,479     $  18,498
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.21%           4.60%           4.27%           4.25%         4.36%
Total expenses                                           1.72%           1.77%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.66       $   14.82       $   14.68       $   14.25     $   14.73
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .14             .42          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .76            1.04           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.14       $   14.66       $   14.82       $   14.68     $   14.25
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.85%           3.42%           5.32%           7.43%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  306,784       $ 164,236       $  25,349       $  19,604     $  17,282
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  243,380       $  93,199       $  21,058       $  17,692     $  18,906
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.20%           4.62%           4.27%           4.25%         4.37%
Total expenses                                           1.69%           1.75%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $68,051,913 as of September 30, 2004. Including the effect of leverage, inverse floaters represent 7.51% of the Fund's total assets as of September 30, 2004.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                         NET UNREALIZED
                                                                           APPRECIATION
                                                                       BASED ON COST OF
                                                                         SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED                ACCUMULATED     OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM                       LOSS    FOR FEDERAL INCOME
        INCOME                    GAIN       CARRYFORWARD 1,2,3,4          TAX PURPOSES
        -------------------------------------------------------------------------------
        $747,781                   $--                $10,319,561           $29,200,779

1. As of September 30, 2004, the Fund had $9,223,002 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                EXPIRING
                -----------------------------
                2009            $   5,171,129
                2012                4,051,873
                                -------------
                Total           $   9,223,002
                                =============

2. As of September 30, 2004, the Fund had $1,096,559 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2003, the Fund utilized $798,460 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                 SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
     --------------------------------------------------------------------
     Distributions paid from:
     Exempt-interest dividends         $ 32,979,104          $ 15,838,196

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applica- ble, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

     Federal tax cost of securities              $ 862,995,031
                                                 ==============

     Gross unrealized appreciation               $  30,053,131
     Gross unrealized depreciation                    (852,352)
                                                 --------------
     Net unrealized appreciation                 $  29,200,779
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         20,747,697     $  311,912,639      14,192,162      $  207,224,129
Dividends and/or
distributions reinvested                        794,505         11,921,194         420,549           6,147,033
Redeemed                                     (6,849,632)      (102,562,014)     (4,456,596)        (64,856,192)
                                             ------------------------------------------------------------------
Net increase                                 14,692,570     $  221,271,819      10,156,115      $  148,514,970
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                          2,599,638     $   38,959,923       4,074,602      $   59,457,227
Dividends and/or
distributions reinvested                        133,070          1,996,208          81,028           1,183,552
Redeemed                                     (1,268,549)       (19,002,193)       (962,235)        (14,009,348)
                                             ------------------------------------------------------------------
Net increase                                  1,464,159     $   21,953,938       3,193,395      $   46,631,431
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         12,554,854     $  188,361,466      10,741,928      $  156,549,245
Dividends and/or
distributions reinvested                        366,114          5,479,874         161,693           2,356,779
Redeemed                                     (3,858,141)       (57,571,281)     (1,412,203)        (20,514,669)
                                             ------------------------------------------------------------------
Net increase                                  9,062,827     $  136,270,059       9,491,418      $  138,391,355
                                             ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were $453,402,528 and $173,984,632, respectively.


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $388,089 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B and Class C shares were $1,148,868 and $4,200,174, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A           CLASS B          CLASS C
                                   CLASS A       CONTINGENT        CONTINGENT       CONTINGENT
                                 FRONT-END         DEFERRED          DEFERRED         DEFERRED
                             SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES
                               RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------
September 30, 2004                $639,202          $17,033          $202,223         $128,134

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $2,811, $118 and $153 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2004 was $64,492,387, which represents 7.21% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $27,400,000 at September 30, 2004 at an interest rate of 2.68%. For the year ended September 30, 2004, the average month-end balance was $59,280,742 at an average daily interest rate of 1.88%. The Fund had gross borrowings and gross loan repayments of $390,500,000 and $384,800,000, respectively, during the year ended September 30, 2004. The maximum amount of borrowings


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

outstanding at any month-end was $106,900,000. The Fund paid commitment fees of $6,723 and interest of $1,118,554 during the year ended September 30, 2004.

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM  MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund as of September 30, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended September 30, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
                                  BY TRUSTEE
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board             Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003)          1994), The El Paso Mortgage Company (since 1993), Transland Financial
and Trustee (since 2000)          Services, Inc. (since 1997); Chairman of the following private companies:
Age: 67                           Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                  Corporation and Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus
                                  Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family
                                  Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January
                                  1991). Oversees 39 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Formerly, Director and President of A.G. Edwards Capital, Inc. (General
Trustee (since 1990)              Partner of private equity funds) (until February 2001); Chairman,
Age: 73                           President and Chief Executive Officer of A.G. Edwards Capital, Inc. (until
                                  March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                  Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary)
                                  (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E.
                                  Asset Management (investment advisor) (until March 1999); and a Director
                                  (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company.
                                  Oversees 39 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)              Centennial Asset Management Corporation; President, Treasurer and a
Age: 67                           director (June 1989-April 1999) of Centennial Capital Corporation; Chief
                                  Executive Officer and a director of MultiSource Services, Inc. (March
                                  1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 2001)              (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID,
Age: 66                           Inc. and its subsidiaries (a privately held biotech company); a partner
                                  (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global
                                  Investment Management Industry Services Group. Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director (since February 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)              not-for-profit foundation); a director (since 1997) of Putnam Lovell
Age: 62                           Finance (finance company); a director (since June 2002) of UNUMProvident
                                  (an insurance company). Formerly a director (October 1999-October 2003) of
                                  P.R. Pharmaceuticals (a privately held company); Chairman and a director
                                  (until October 1996) and President and Chief Executive Officer (until
                                  October 1995) of the Manager; President, Chief Executive Officer and a
                                  director (until October 1995) of


                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                    Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                         Financial Services, Inc. Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)              Formerly (until October 1994) Mr. Freedman held several positions in
Age: 63                           subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey International Studies (an educational organization)
Trustee (since 2002)              (since February 2000); a director of The California Endowment (a
Age: 57                           philanthropic organization) (since April 2002) and of Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October
                                  1991) (an investment company); an advisor to Credit Suisse First Boston's
                                  Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University
                                  of Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment
                                  Fund (April 1989-May 2004) and MML Services (April 1987-May 2004)
                                  (investment companies); member of the investment committee (2000-2003) of
                                  Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                  Management Company. Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)              (a commercial banking entity) (since August 2003); director of Colorado
Age: 60                           UpLIFT (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly,
                                  Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly
                                  Colorado National Bank,) (July 1996-April 1, 1999), a director of:
                                  Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a
                                  privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2001)              Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                           Springfield Library and Museum Association (since 1995) (museums) and the
                                  Community Music School of Springfield (music school) (since 1996); Trustee
                                  (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute
                                  (private university); and President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western
                                  Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS &
                                  Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive
                                  Vice President (January 1999-July 1999) of Peoples Heritage Financial
                                  Group, Inc. (commercial bank). Oversees 39 portfolios in the
                                  OppenheimerFunds complex.


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL
AND OFFICER                       CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR.
                                  MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                                  REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since June 2001) and
President and Trustee             President (since September 2000) of the Manager; President and a director
(since 2001)                      or trustee of other Oppenheimer funds; President and a director (since
Age: 55                           July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                                  OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                  Manager); President and a director (since July 2001) of OppenheimerFunds
                                  Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager:
                                  OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President (since February
                                  1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief
                                  Operating Officer (September 2000-June 2001) of the Manager; President and
                                  trustee (November 1999-November 2001) of MML Series Investment Fund and
                                  MassMutual Institutional Funds (open-end investment companies); a director
                                  (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                  Chief Executive Officer and director (September 1999-August 2000) of MML
                                  Bay State Life Insurance Company; a director (June 1989-June 1998) of
                                  Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios as Trustee/Director and
                                  10 portfolios as Officer in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK,
                                  TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                  NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL,
                                  CO 80112-3924, AND FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625.
                                  EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION,
                                  DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager since January 1996; Chairman of the
Vice President and Portfolio      Rochester Division of the Manager since January 1996; an officer of 10
Manager (since 2002)              portfolios in the OppenheimerFunds complex.
Age: 55

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)            Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                  Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                  Institutional Asset Management, Inc. (since November 2000), and of
                                  OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                                  June 2003); Treasurer


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust
Continued                         company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                  Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial
                                  Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                  Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                  (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                  Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary      February 2002) of the Manager; General Counsel and a director (since
(since 2001)                      November 2001) of the Distributor; General Counsel (since November 2001)
Age: 56                           of Centennial Asset Management Corporation; Senior Vice President and
                                  General Counsel (since November 2001) of HarbourView Asset Management
                                  Corporation; Secretary and General Counsel (since November 2001) of
                                  Oppenheimer Acquisition Corp.; Assistant Secretary and a director (since
                                  October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and a director (since November 2001) of Oppenheimer
                                  Partnership Holdings, Inc.; a director (since November 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Senior Vice President, General
                                  Counsel and a director (since November 2001) of Shareholder Financial
                                  Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc.
                                  and OFI Trust Company; Vice President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                  (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                  director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly
                                  Senior Vice President (May 1985-December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                                  Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                  Inc. (November 1989-November 2001); and OppenheimerFunds International
                                  Ltd. (October 1997-November 2001). An officer of 84 portfolios in the
                                  OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of
Vice President and                the Manager; Vice President (since June 1983) of OppenheimerFunds
Chief Compliance Officer          Distributor, Inc., Centennial Asset Management Corporation and Shareholder
(since 2004)                      Services, Inc. Formerly (until February 2004) Vice President and Director
Age: 54                           of Internal Audit of OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $14,000 in fiscal 2004 and $9,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $6,748 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $46,107 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)